Document and Entity Information	12 Months Ended
Mar. 31, 2011
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	KUB
Entity Registrant Name	KUBOTA CORP
Entity Central Index Key	0000109821
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,271,712,547

Consolidated Balance Sheets (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents	¥ 105,293	¥ 111,428
Notes and accounts receivable:
Trade notes	56,185	57,412
Trade accounts	300,229	317,485
Less: Allowance for doubtful notes and accounts receivable	(2,806)	(2,821)
Short-term finance receivables-net	100,437	104,840
Inventories	174,217	172,323
Other current assets	43,649	60,161
Total current assets	777,204	820,828
Investments and long-term finance receivables:
Investments in and loan receivables from affiliated companies	16,569	15,945
Other investments	100,498	109,306
Long-term finance receivables-net	199,829	196,473
Total investments and long-term finance receivables	316,896	321,724
Property, plant, and equipment:
Land	89,435	89,664
Buildings	217,738	214,329
Machinery and equipment	352,064	358,354
Construction in progress	9,631	5,306
Total	668,868	667,653
Accumulated depreciation	(451,510)	(446,760)
Net property, plant, and equipment	217,358	220,893
Other assets:
Long-term trade accounts receivable	27,487	26,688
Other	18,839	19,670
Less: Allowance for doubtful non-current receivables	(932)	(770)
Total other assets	45,394	45,588
Total	1,356,852	1,409,033
Current liabilities:
Short-term borrowings	76,642	88,333
Trade notes payable	13,978	14,266
Trade accounts payable	150,825	143,683
Advances received from customers	3,270	3,397
Notes and accounts payable for capital expenditures	9,800	9,245
Accrued payroll costs	26,847	25,856
Accrued expenses	29,616	27,352
Income taxes payable	4,702	22,842
Other current liabilities	33,892	33,832
Current portion of long-term debt	85,556	71,432
Total current liabilities	435,128	440,238
Long-term liabilities:
Long-term debt	191,760	243,333
Accrued retirement and pension costs	35,285	40,177
Other long-term liabilities	13,318	13,666
Total long-term liabilities	240,363	297,176
Commitments and contingencies
Equity:
Common stock, authorized 1,874,700,000 shares in 2011 and 2010, respectively issued 1,285,919,180 shares in 2011 and 2010, respectively	84,070	84,070
Capital surplus	89,140	89,241
Legal reserve	19,539	19,539
Retained earnings	516,858	477,303
Accumulated other comprehensive loss	(65,381)	(34,491)
Treasury stock (14,206,633 shares and 14,072,545 shares in 2011 and 2010, respectively), at cost	(9,341)	(9,265)
Total Kubota Corporation shareholders' equity	634,885	626,397
Noncontrolling interests	46,476	45,222
Total equity	681,361	671,619
Total	¥ 1,356,852	¥ 1,409,033

Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2011	Mar. 31, 2010
Consolidated Balance Sheets
Common stock, authorized	1,874,700,000	1,874,700,000
Common stock, issued	1,285,919,180	1,285,919,180
Treasury stock, shares	14,206,633	14,072,545

Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Consolidated Statements of Income
Revenues	¥ 933,685	¥ 930,644	¥ 1,107,482
Cost of revenues	678,653	681,374	810,226
Selling, general, and administrative expenses	165,407	179,352	193,426
Other operating expenses	3,514	216	1,015
Operating income	86,111	69,702	102,815
Other income (expenses):
Interest and dividend income	3,429	3,381	4,822
Interest expense	(1,632)	(2,127)	(2,664)
Gain (loss) on sales of securities-net	4,845	1,821	(116)
Gain on nonmonetary exchange of securities	2,774
Valuation loss on other investments	(1,758)	(143)	(8,618)
Foreign exchange gain (loss)-net	(1,640)	2,894	(11,525)
Other-net	(829)	(2,045)	(1,455)
Other income (expenses), net	5,189	3,781	(19,556)
Income before income taxes and equity in net income of affiliated companies	91,300	73,483	83,259
Income taxes:
Current	27,137	28,540	23,637
Deferred	3,547	(2,563)	5,109
Total income taxes	30,684	25,977	28,746
Equity in net income of affiliated companies	492	402	222
Net income	61,108	47,908	54,735
Less: Net income attributable to noncontrolling interests	6,286	5,582	6,671
Net income attributable to Kubota Corporation	¥ 54,822	¥ 42,326	¥ 48,064
Net income attributable to Kubota Corporation per common share:
Basic	¥ 43.11	¥ 33.28	¥ 37.68

Consolidated Statements of Comprehensive Income (Loss) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Consolidated Statements of Comprehensive Income (Loss)
Net income	¥ 61,108	¥ 47,908	¥ 54,735
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(26,382)	8,250	(61,832)
Unrealized gains (losses) on securities	(5,125)	11,761	(26,283)
Unrealized gains (losses) on derivatives	804	556	(1,512)
Pension liability adjustments	(3,080)	9,808	(13,945)
Total other comprehensive income (loss)	(33,783)	30,375	(103,572)
Comprehensive income (loss)	27,325	78,283	(48,837)
Less: Comprehensive income (loss) attributable to noncontrolling interests	3,213	7,528	(3,540)
Comprehensive income (loss) attributable to Kubota Corporation	¥ 24,112	¥ 70,755	¥ (45,297)

Consolidated Statements of Changes in Equity (JPY ¥) In Millions	Common Stock [Member]	Capital Surplus [Member]	Legal Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock at Cost [Member]	Non-Controlling Interests [Member]	Total
Balance at Mar. 31, 2008	¥ 84,070	¥ 93,150	¥ 19,539	¥ 423,927	¥ 31,177	¥ (3,766)	¥ 43,230	¥ 691,327
Net income				48,064			6,671	54,735
Other comprehensive income (loss)					(93,361)		(10,211)	(103,572)
Cash dividends paid to Kubota Corporation shareholders				(19,193)				(19,193)
Cash dividends paid to noncontrolling interests							(767)	(767)
Purchases and sales of treasury stock				(7)		(5,316)		(5,323)
Increase in noncontrolling interests related to contribution							14	14
Changes in ownership interests in subsidiaries							(978)	(978)
Balance at Mar. 31, 2009	84,070	93,150	19,539	452,791	(62,184)	(9,082)	37,959	616,243
Net income				42,326			5,582	47,908
Other comprehensive income (loss)					28,429		1,946	30,375
Cash dividends paid to Kubota Corporation shareholders				(17,814)				(17,814)
Cash dividends paid to noncontrolling interests							(489)	(489)
Purchases and sales of treasury stock						(183)		(183)
Increase in noncontrolling interests related to contribution							2,109	2,109
Changes in ownership interests in subsidiaries		(3,909)			(736)		(1,885)	(6,530)
Balance at Mar. 31, 2010	84,070	89,241	19,539	477,303	(34,491)	(9,265)	45,222	671,619
Net income				54,822			6,286	61,108
Other comprehensive income (loss)					(30,710)		(3,073)	(33,783)
Cash dividends paid to Kubota Corporation shareholders				(15,267)				(15,267)
Cash dividends paid to noncontrolling interests							(307)	(307)
Purchases and sales of treasury stock		1				(76)		(75)
Increase in noncontrolling interests related to contribution		(5)					400	395
Changes in ownership interests in subsidiaries		(97)			(180)		(2,052)	(2,329)
Balance at Mar. 31, 2011	¥ 84,070	¥ 89,140	¥ 19,539	¥ 516,858	¥ (65,381)	¥ (9,341)	¥ 46,476	¥ 681,361

Consolidated Statements of Changes in Equity (Parenthetical) (JPY ¥) In Thousands, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Consolidated Statements of Changes in Equity
Beginning Balance, shares	1,271,847	1,272,063	1,280,604
Cash dividends paid to Kubota Corporation shareholders, per common share	¥ 12	¥ 14	¥ 15
Purchases and sales of treasury stock, shares	134	216	8,541
Ending Balance, shares	1,271,713	1,271,847	1,272,063

Consolidated Statements of Cash Flows (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Operating activities:
Net income	¥ 61,108	¥ 47,908	¥ 54,735
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	26,993	29,171	31,242
(Gain) loss on sales of securities-net	(4,845)	(1,821)	116
Gain on nonmonetary exchange of securities	(2,774)
Valuation loss on other investments	1,758	143	8,618
(Gain) loss from disposal of fixed assets-net	844	118	(151)
Equity in net income of affiliated companies	(492)	(402)	(222)
Deferred income taxes	3,547	(2,563)	5,109
Change in assets and liabilities:
(Increase) decrease in notes and accounts receivable	5,707	20,380	(128,586)
(Increase) decrease in inventories	(13,640)	38,802	(35,636)
Decrease in interest in sold receivables			70,132
(Increase) decrease in other current assets	8,459	1,205	(21,322)
Increase (decrease) in trade notes and accounts payable	9,285	(22,780)	(19,771)
Increase (decrease) in income taxes payable	(17,684)	18,005	(7,008)
Increase (decrease) in other current liabilities	7,474	(9,896)	28,727
Increase (decrease) in accrued retirement and pension costs	(9,627)	467	(10,054)
Other	5,794	335	1,494
Net cash provided by (used in) operating activities	81,907	119,072	(22,577)
Investing activities:
Purchases of fixed assets	(27,358)	(26,621)	(32,959)
Purchases of investments	(444)	(389)	(5,908)
Proceeds from sales of property, plant, and equipment	870	1,182	2,961
Proceeds from sales and redemption of investments	6,300	9,101	261
Increase in finance receivables	(170,063)	(172,218)	(193,495)
Collection of finance receivables	142,852	150,368	154,935
Net (increase) decrease in time deposits	3,747	(3,826)
Other	515	(996)	184
Net cash used in investing activities	(43,581)	(43,399)	(74,021)
Financing activities:
Proceeds from issuance of long-term debt	62,489	121,966	129,967
Repayments of long-term debt	(93,895)	(90,067)	(74,386)
Net increase (decrease) in short-term borrowings	7,238	(43,729)	54,619
Cash dividends	(15,267)	(17,814)	(19,193)
Purchases of treasury stock	(50)	(191)	(5,338)
Purchases of noncontrolling interests	(2,317)	(6,407)
Other	87	1,570	(809)
Net cash provided by (used in) financing activities	(41,715)	(34,672)	84,860
Effect of exchange rate changes on cash and cash equivalents	(2,746)	922	(7,541)
Net increase (decrease) in cash and cash equivalents	(6,135)	41,923	(19,279)
Cash and cash equivalents, beginning of year	111,428	69,505	88,784
Cash and cash equivalents, end of year	¥ 105,293	¥ 111,428	¥ 69,505

Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business

Kubota Corporation (the "parent company") and subsidiaries (collectively the "Company") are one of Japan's leading manufacturers of a comprehensive range of machinery and other industrial and consumer products, including farm equipment, engines, construction machinery, pipe-related products, environment-related products, and industrial castings.

The manufacturing operations of the Company are conducted primarily at 20 plants in Japan and at 12 overseas plants located in the United States and certain other countries. Farm equipment, construction machinery, ductile iron pipe, and certain other products are sold both in Japan and in overseas markets which consist mainly of North America, Europe, and Asia.

Basis of Financial Statements

The consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Principles of Consolidation

The consolidated financial statements include the accounts of the parent company and all majority-owned subsidiaries. The accounts of certain consolidated subsidiaries that have December 31 fiscal year-ends have been included in the March 31 consolidated financial statements. The accounts of variable interest entity ("VIE") are included in the consolidated financial statements, as applicable.

The Company is involved with a VIE which engages in farming by water culture. The VIE has been consolidated since the Company is the primary beneficiary. Total assets of the VIE at March 31, 2011 and 2010 were ¥199 million and ¥219 million, respectively. There are no restrictions on the use of the VIE's assets. Also, the creditors or beneficial interest holders of the consolidated VIE have no recourse to the general credit of the Company.

The Company is not a primary beneficiary of the unconsolidated VIEs and does not hold any significant variable interests in these VIEs.

Intercompany items have been eliminated in consolidation.

Investments in affiliates in which the Company has the ability to exercise significant influence over their operating and financial policies, but where the Company does not have a controlling financial interest are accounted for using the equity method.

Use of Estimates

Preparing financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect reported amounts and related disclosures. Significant estimates and assumptions are used primarily in the area of inventory valuation, impairment of investments, collectability of notes and receivables, impairment of long-lived assets, product warranties, accruals for employee retirement and pension plans, valuation allowance for deferred tax assets, uncertain tax positions, revenue recognition for long-term contracts, and loss contingencies. Actual results could differ from those estimates.

Foreign Currency Translation

The assets and liabilities of foreign subsidiaries, using the local currency as their functional currency, are translated to Japanese yen based on the current exchange rate prevailing at each balance sheet date and any resulting translation adjustments are included in accumulated other comprehensive income (loss). Revenues and expenses are translated into Japanese yen using the average exchange rates prevailing for each period presented.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Time deposits with original maturities of three months or less amounting to ¥28,907 million, ¥24,230 million, and ¥4,022 million, respectively, were included in cash and cash equivalents at March 31, 2011, 2010, and 2009. The restricted cash, which is pledged as collateral and receipt as advance payment for public works, is not included in cash and cash equivalents but included in other current assets and amounted to ¥925 million, ¥573 million, and ¥566 million at March 31, 2011, 2010, and 2009, respectively.

Inventories

Inventories are stated at the lower of cost or market. Cost is determined by the average-cost method.

Investments

The Company classifies all its marketable equity securities as available-for-sale and carries them at fair value with a corresponding recognition of the net unrealized holding gains or losses (net of tax) as an item of other comprehensive income (loss) in equity. The fair values of those securities are determined based on quoted market prices.

Gains and losses on sales of available-for-sale securities as well as other nonmarketable equity securities which are carried at cost are computed on the average-cost method. When a decline in a value of the marketable security is deemed to be other-than -temporary, the Company recognizes an impairment loss to the extent of the decline. In determining if and when such a decline in value is other than temporary, the Company evaluates the extent to which cost exceeds market value, the duration of market declines, and other key measures. Other non-marketable securities are stated at cost and reviewed periodically for impairment.

Allowance for Doubtful Accounts and Credit Losses

The Company provides an allowance for doubtful receivables. The allowance for doubtful receivables is determined on the basis of the collection status of receivables, historical credit loss experience, economic trends, customer's ability to repay, and collateral values. Historical collection trends, as well as prevailing and anticipated economic conditions, are routinely monitored by management, and any required adjustment to the allowance is reflected in current operations.

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation. Depreciation expenses related to manufacturing activities are included in cost of revenues, and the other depreciation expenses are classified in selling, general, and administrative expenses. Depreciation of those assets is principally computed using the declining-balance method based on the estimated useful lives of the assets. The estimated useful lives range from 10 to 50 years for buildings and from 2 to 14 years for machinery and equipment.

Long-Lived Assets

The Company evaluates long-lived assets to be held and used for impairment using an estimate of undiscounted cash flows whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If the estimate of undiscounted cash flows is less than the carrying amount of the assets, an impairment loss is recorded based on the fair value of the assets. The Company evaluates long-lived assets to be disposed of by sale at the lower of carrying amount or fair value less cost to sell.

Retirement and Pension Plans

The funded status of the Company's defined benefit pension plans and severance indemnity plans are recognized as an asset or a liability in the consolidated balance sheets with a corresponding adjustment to pension liability adjustment in accumulated other comprehensive income (loss), net of tax. The funded status is measured as the difference between the fair value of plan assets and the benefit obligation at March 31, the measurement date.

The Company amortizes the prior service costs (benefits) due to the amendments of the benefit plans over the average remaining service period of the participants at the time of amendments. The Company recognizes any net actuarial gains and losses in excess of 20% of the larger of the projected benefit obligation or plan assets in the year following the year in which such gains and losses were incurred, while the portion between10% and 20% is amortized over the average participants' remaining service period.

Income Taxes

Deferred tax assets and liabilities are computed based on the differences between the financial statement and the income tax bases of assets and liabilities and tax loss and other carry forwards using the enacted tax rate. A valuation allowance is established, when necessary, to reduce deferred tax assets to the amount that management believes will more likely than not be realized.

The Company recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.

Sales Tax

Revenues are presented exclusive of sales tax.

Revenue Recognition

The Company recognizes revenue related to product sales when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured. The Company records estimated reductions to sales at the time of sale for sales incentive programs including product discounts, customer promotions, and volume-based rebates.

The sales of environmental and other plant and equipment are recorded when the installation of plant and equipment is completed and accepted by the customer for short-term contracts, and recorded under the percentage-of-completion method of accounting for long-term contracts. (See Note 9. REVENUE RECOGNITION FOR LONG-TERM CONTRACTS.) Estimated losses on sales contracts are charged to income in the period in which they are identified. The percentages of revenues to consolidated revenues for the years ended March 31, 2011, 2010, and 2009 that pertain to long-term contracts were 2.2%, 2.1%, and 1.9%, respectively.

Finance income is recognized over the terms of the receivables using the interest method.

Research and Development and Advertising

Research and development and advertising costs are expensed as incurred.

Shipping and Handling Costs

Shipping and handling costs are included in selling, general, and administrative expenses.

Expense from the Payments for Health Hazard of Asbestos

The Company expenses payments to certain residents who lived near the Company's plant and current and former employees when the Company determines that a payment is warranted based on the medical condition of the individual concerned and in accordance with the Company's policies and procedures.

The Company also accrues an estimated loss from asbestos-related matters by a charge to income if both of the following conditions are met:

(a)	It is probable that a liability has been incurred at the date of financial statements.

(b)	The amount of loss can be reasonably estimated.

(See Note 18. COMMITMENTS AND CONTINGENCIES.)

Derivative Financial Instruments

All derivatives are recognized in the consolidated balance sheets at fair value and are reported in other current assets, other assets, other current liabilities, or other long-term liabilities.

On the date the derivative contract is entered into, the Company designates the derivative as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge).

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges to specific assets and liabilities on the consolidated balance sheets or to specific firm commitments or forecasted transactions. The Company considers its hedges to be highly effective in offsetting changes in cash flows of hedged items, because the currency, index of interest rates, amount, and terms of the derivatives correspond to those of the hedged items in accordance with the Company's policy.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the designated hedged item. The ineffective portion of changes in the fair value of derivatives is immediately recorded in earnings.

The Company also uses derivatives not designated as cash flow hedges in certain relationships for economic purposes. Changes in the fair value of derivatives not designated are reported in earnings immediately.

Fair Value Measurement

Certain assets and liabilities that fall within the scope of the fair value measurements are classified into three levels.

Level 1	–	Quoted prices in active markets for identical assets or liabilities.

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Level 3	–	Unobservable inputs for the assets or liabilities. These are measured using entity's own assumptions and inputs that are reasonably available or inputs many market participants use with reasonable confidence because observable inputs are not available due to lack of similar assets or liabilities in active markets or inappropriate market price by a decline of liquidity.

Securitization of Receivables

The Company sold trade receivables to investors through independent securitization trusts until the year ended March 31, 2009. At the time the receivables are sold to the securitization trusts, the balances are removed from the consolidated balance sheets of the Company. The investment in the sold receivables pool is allocated between the portion sold and the portion retained based on their relative fair values on the date of sale. The gain or loss for each qualifying sale of receivables is determined based on book value allocated to the portion sold. If forecasted future cash flows result in an other-than-temporary decline in the fair value of the retained interests, then an impairment loss is recognized to the extent that the fair value is less than the carrying amount. Such losses would be included in the consolidated statements of income. The Company estimates fair value based on the present value of expected future cash flows less credit losses.

Net income attributable to Kubota Corporation per common share

Net income attributable to Kubota Corporation per common share is computed by dividing net income attributable to Kubota Corporation by the weighted-average number of common shares outstanding during each year. The weighted average number of common shares outstanding for the years ended March 31, 2011, 2010, and 2009 was 1,271,778,025, 1,271,985,454 and 1,275,574,702, respectively. There were no potentially dilutive shares outstanding for the years ended March 31, 2011, 2010, and 2009.

New Accounting Standards

In June 2009, the Financial Accounting Standards Board ("FASB") issued a new accounting standard related to improvements to financial reporting by enterprises involved with VIE. This standard requires an analysis to determine whether the enterprise's variable interest or interests give it a controlling financial interest in a VIE. This standard also requires ongoing reassessments of whether an enterprise is the primary beneficiary of a VIE and eliminates the quantitative approach previously required for determining the primary beneficiary of a VIE. This standard was effective for fiscal years beginning after November 15, 2009 and was adopted by the Company on April 1, 2010. The adoption of this standard did not have an impact on the Company's consolidated financial statements.

In October 2009, the FASB issued a new accounting standard related to revenue recognition for multiple-deliverable arrangements. This standard requires that arrangement consideration be allocated to all deliverables using a selling price or estimated selling price and eliminates the residual method of allocation. This standard also requires additional qualitative and quantitative disclosures. This standard was effective for fiscal years beginning on or after June 15, 2010 and can be applied prospectively for revenue arrangements entered into or materially modified, or retrospectively for all prior periods. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.

In July 2010, the FASB issued a new accounting standard related to disclosures about the credit quality of financing receivables and the allowance for credit losses. This standard requires a greater level of disaggregated information about the credit quality of financing receivables and allowance for credit losses. The disclosures as of the end of a reporting period were effective for interim and annual reporting periods which ended on or after December 15, 2010 and were adopted by the Company in the third quarter ended December 31, 2010. The disclosures about activity that occurs during a reporting period were effective for interim and annual reporting periods beginning on or after December 15, 2010 and were adopted by the Company in the fourth quarter ended March 31, 2011. The adoption of this standard did not have an impact on the Company's consolidated results of operations or financial position. In April 2011, the FASB issued amendments to the above standard to clarify the definition of troubled debt restructurings, following an announcement made in January 2011, which had deferred the effective date for its disclosure. The amendments are effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. The Company is currently calculating the impact of adoption of this standard on the consolidated financial statements.

In May 2011, the FASB issued a new accounting standard to expand existing disclosure requirements for fair value measurements and change the wording largely in order to eliminate difference between U.S. GAAP and International Financial Reporting Standards. This standard is effective during interim and annual periods beginning after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.

In June 2011, the FASB issued a new accounting standard related to the presentation of Comprehensive Income. This standard requires entities to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements and to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. This standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.

Inventories	12 Months Ended
Mar. 31, 2011
Inventories
Inventories

2. INVENTORIES

Inventories are comprised of the following:

(¥ in millions)
At March 31:	2011	2010
Finished products	¥109,043	¥111,280
Spare parts	23,960	23,544
Work in process	24,477	22,498
Raw materials and supplies	16,737	15,001

	¥174,217	¥172,323

Investments in and Loan Receivables from Affiliated Companies	12 Months Ended
Mar. 31, 2011
Investments in and Loan Receivables from Affiliated Companies
Investments in and Loan Receivables from Affiliated Companies

3. INVESTMENTS IN AND LOAN RECEIVABLES FROM AFFILIATED COMPANIES

Investments in and loan receivables from affiliated companies in which the Company has the ability to exercise significant influence over their operating and financial policies are comprised of the following:

(¥ in millions)
At March 31:	2011	2010
Investments	¥16,335	¥15,667
Loan receivables	234	278

	¥16,569	¥15,945

The following table presents a summary of financial information of affiliated companies:

(¥ in millions)
At March 31:	2011	2010
Current assets	¥54,358	¥55,958
Noncurrent assets	59,853	62,414

Total assets	114,211	118,372
Current liabilities	59,068	61,495
Noncurrent liabilities	16,083	19,441

Net assets	¥39,060	¥37,436

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Revenues	¥222,694	¥210,492	¥216,430
Cost of revenues	162,836	155,350	160,690
Net income	1,442	873	419

Trade notes and accounts receivable from affiliated companies at March 31, 2011 and 2010 were ¥21,885 million and ¥24,827 million, respectively.

Revenues from affiliated companies aggregated ¥63,886 million, ¥65,246 million, and ¥55,374 million for the years ended March 31, 2011, 2010, and 2009, respectively.

Cash dividends received from affiliated companies were ¥69 million, ¥72 million, and ¥46 million for the years ended March 31, 2011, 2010, and 2009, respectively.

Retained earnings include net undistributed earnings of affiliated companies in the amount of ¥11,361 million and ¥10,652 million at March 31, 2011 and 2010, respectively.

Other Investments	12 Months Ended
Mar. 31, 2011
Other Investments
Other Investments

4. OTHER INVESTMENTS

The following table presents the cost, fair value, and gross unrealized holding gains and losses for securities by major security type:

(¥ in millions)
	2011				2010
At March 31:	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥25,525	¥34,839	¥10,403	¥1,089	¥24,422	¥44,186	¥19,775	¥11
Other equity securities	14,883	55,634	40,793	42	16,080	54,985	38,946	41

	¥40,408	¥90,473	¥51,196	¥1,131	¥40,502	¥99,171	¥58,721	¥52

The following table presents the gross unrealized losses on, and related fair value of, the Company's available-for-sale securities, aggregated by the length of time that individual investment securities have been in a continuous unrealized loss position:

(¥ in millions)
	2011				2010
	Less than 12 months		12 months or longer		Less than 12 months		12 months or longer
At March 31:	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥9,283	¥1,089	¥—	¥—	¥22	¥11	¥—	¥—
Other equity securities	625	42	—	—	700	41	—	—

	¥9,908	¥1,131	¥—	¥—	¥722	¥52	¥—	¥—

As of March 31, 2011, the securities in a continuous unrealized loss position are comprised of 11 equity securities of financial institutions and 10 other equity securities. The unrealized losses on investments were caused primarily by a general decline in the stock market in Japan as of the end of the fiscal year. The length of time with a continuous loss position was less than one month and the severity of decline was less than 12.5%. The financial condition and near-term prospects of the issuers remain relatively firm, which are reinforced by analyst reports regarding the issuers and industries. The company has the intent and ability to hold those securities for a period of time sufficient to allow for any anticipated recovery in market value. Based on the above facts, the Company reached the conclusion that the impairments are not other than temporary.

For the years ended March 31, 2011, 2010, and 2009, valuation losses on other investments were recognized to reflect the decline in fair value considered to be other-than-temporary totaling ¥1,758 million, ¥143 million, and ¥8,618 million, respectively.

(Merger of Aioi Insurance Co., Ltd., Nissay Dowa General Insurance Co., Ltd., and Mitsui Sumitomo Insurance Group)

On April 1, 2010, Aioi Insurance Co., Ltd., Nissay Dowa General Insurance Co., Ltd. ("Nissay"), and Mitsui Sumitomo Insurance Group merged and formed the new insurance holding company, MS&AD Insurance Group Holdings, Inc.("MS&AD"). Upon the merger, each common share of Nissay, which was an acquired company, was converted into 0.191 share of the combined entity, MS&AD. The Company had owned common shares of Nissay which was classified as available-for-sale and recognized gain on nonmonetary exchange of securities of ¥2,774 million upon the merger, based on the fair value of MS&AD's common shares of ¥4,140 million less carrying amounts of Nissay's common shares of ¥1,366 million for the year ended March 31, 2011.

The Company classifies MS&AD's common shares as available-for-sale and carries them at fair value.

The following table presents proceeds from sales of available-for-sale securities and the gross realized gains and losses on these sales:

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Proceeds from sales of available-for-sale securities	¥6,188	¥3,588	¥182
Gross realized gains	4,843	1,821	20
Gross realized losses	—	—	(132)

Investments in non-traded and unaffiliated companies, for which there is no readily determinable fair value, were stated at cost of ¥10,025 million and ¥10,135 million at March 31, 2011 and 2010, respectively. Investments in non-marketable equity securities for which there is no readily determinable fair value were accounted for using the cost method. Each investment in non-marketable equity securities is reviewed annually for impairment or upon the occurrence of an event on change in circumstances that may have a significant adverse effect on the carrying value of the investment.

Sales Financing Receivables and Other Loan Receivables	12 Months Ended
Mar. 31, 2011
Sales Financing Receivables and Other Loan Receivables
Sales Financing Receivables and Other Loan Receivables

5. SALES FINANCING RECEIVABLES AND OTHER LOAN RECEIVABLES

Sales financing receivables

The Company classifies sales financing receivables into the following three types:

(1)	Retail finance receivable

The Company provides retail finance to customers who purchase the Company's farm equipment products from dealers in North America. Retail finance receivables are purchased under agreements between the Company and dealers in relation to the products offered to individual and corporate end-users. These receivables are recorded at the principal amount and are subsequently carried at amortized cost, less any allowance for credit losses.

(2)	Finance lease receivable

The Company also provides finance lease in Japan and Asia outside Japan. Finance lease receivable in Japan relates to the Company's products leased to individual and corporate end-users. Finance lease receivable in Asia outside Japan relates to the Company's farm equipment products leased to individual and corporate end-users. These receivables are recorded at the aggregate of lease payments receivable plus the estimated residual value of the leased property, less unearned income and allowance for credit losses. There are no unguaranteed residual values related to finance leases at March 31, 2011.

(3)	Long-term trade accounts receivable

Long-term trade accounts receivable is generated mainly from direct sale to individual end-users in the farm equipment market in Japan.

Retail finance receivable and finance lease receivable are collectively reported as short-term finance receivables—net and long-term finance receivables—net on the consolidated balance sheets. Long-term trade accounts receivable in this note includes the current portion, which is included in trade accounts receivable on the consolidated balance sheets. These receivables are secured by the products being sold or financed.

Finance receivables—net are comprised of the following:

(¥ in millions)
At March 31:	2011	2010
Retail finance receivable	¥193,985	¥211,875
Less: Allowance for credit losses	(603)	(512)

Retail—net	193,382	211,363

Finance lease receivable	127,056	106,774
Less: Unearned income	(17,674)	(15,630)
Less: Allowance for credit losses	(2,498)	(1,194)

Finance leases—net	106,884	89,950

Total finance receivables—net	300,266	301,313
Less: current portion	(100,437)	(104,840)

Long-term finance receivables—net	¥199,829	¥196,473

Long-term trade accounts receivable—net is comprised of the following:

(¥ in millions)
At March 31:	2011	2010
Long-term trade accounts receivable
Current	¥24,500	¥21,306
Non-current	27,487	26,688

Total long-term trade accounts receivable	51,987	47,994
Less: Allowance for doubtful accounts	(1,016)	(384)

Long-term trade accounts receivable—net	¥50,971	¥47,610

The following table presents the annual maturities of retail finance receivable and long-term trade accounts receivable and future minimum lease payments on finance leases:

(¥ in millions)
Years ending March 31:	Retail finance receivable	Finance lease receivable	Long-term trade accounts receivable
2012	¥65,779	¥43,353	¥24,500
2013	55,808	32,191	11,105
2014	43,040	22,146	7,559
2015	25,555	15,265	4,749
2016	3,047	9,251	2,542
2017 and thereafter	756	4,850	1,532

Total	¥193,985	¥127,056	¥51,987

The Company includes finance income and expenses in revenues and cost of revenues in the consolidated statements of income.

The following table presents the amounts of finance income and expenses included in revenues and cost of revenues:

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Finance income	¥20,128	¥21,364	¥23,242
Finance expenses	8,773	10,029	11,578

The Company also analyzes sales financing receivables by three regions: North America, Japan, and Asia outside Japan. Credit risks on these receivables are affected by economic conditions, such as consumer demand, unemployment level, and the level of government subsidies, which differ from location to location.

(Credit Quality Indicator)

The Company classifies sales financing receivables into risk categories based on relevant information about the ability of borrowers to service their debt, such as the collection status of receivables, customers' financial health, historical credit loss experience, and economic trends. Subsequent to origination, the Company reviews the credit quality of these receivables on a quarterly basis. The Company's credit quality ratings for these receivables are defined as follows:

Rank A	–	These receivables are performing on schedule under their terms. It is not likely to incur losses arising from customers' inabilities to repay and the Company expects to collect all amounts due.

Rank B	–	These receivables require management's attention to potential losses but are not categorized as rank C. Such receivables do not indicate that it is probable that losses will be incurred arising from customers' inabilities to repay.

Rank C	–	The Company becomes aware of a customer's inability to repay, such as the customer's long-term nonperformance, bankruptcy filings, or deterioration in the customer's results of operations or financial position. In such cases, it is probable that losses will be incurred arising from customers' inabilities to repay.

The following table presents the recorded investment in sales financing receivables by type of receivables, region, and credit quality indicator based on the information available at March 31, 2011:

(¥ in millions)
	Retail finance receivable	Finance lease receivable		Long-term trade accounts receivable
Credit risk profile by internally assigned rank:	North America	Japan	Asia Outside Japan	Japan
Rank A	¥183,973	¥9,485	¥98,444	¥49,058
Rank B	9,713	181	1,272	2,890
Rank C	299	—	—	39

Total	¥193,985	¥9,666	¥99,716	¥51,987

(Aging)

All sales financing receivables are considered past due when any payments including principal and interest have not been received by the contractual due date.

The following table presents age analysis of past due sales financing receivables by type of receivables and region at March 31, 2011:

(¥ in millions)
Type of receivables	Region	Up to 30 days Past due	31-60 days Past due	61-90 days Past due	Greater than 90 days Past due	Total Past due	Current	Total
Retail finance receivable	North America	¥8,061	¥868	¥175	¥895	¥9,999	¥183,986	¥193,985
Finance lease receivable	Japan	67	14	6	94	181	9,485	9,666
Finance lease receivable	Asia Outside Japan	359	368	183	362	1,272	98,444	99,716
Long-term trade accounts receivable	Japan	834	278	145	1,515	2,772	49,215	51,987

Total		¥9,321	¥1,528	¥509	¥2,866	¥14,224	¥341,130	¥355,354

(Nonaccrual)

Retail finance receivables in North America are placed on nonaccrual status at the earlier of when the contractual principal and interest are determined to be uncollectible or when these receivables become 90 days or more past due. For these receivables on nonaccrual status, interest income is subsequently recognized only to the extent a cash payment is received. These receivables are restored to accrual status as of the date the principal and interest become less than 90 days past due. Nonaccrual retail finance receivables in North America at March 31, 2011 amounted to ¥ 895 million.

Finance lease receivables in Japan and Asia outside Japan and long-term trade accounts receivable in Japan are not placed on nonaccrual status, but these receivables are charged off against the allowance for credit losses when payments due are no longer expected to be received.

(Impaired Loans)

The amounts of impaired loans were not material for the year ended March 31, 2011, 2010 and 2009.

Other loan Receivables

Other loan receivables are mainly provided to affiliated companies. The amounts of other loan receivables were not material and there is no related allowance for the year ended March 31, 2011, 2010 and 2009. (See Note 3.INVESTMENTS IN AND LOAN RECEIVABLES FROM AFFLIATED COMPANIES)

Allowance for Doubtful Accounts and Credit Losses	12 Months Ended
Mar. 31, 2011
Allowance for Doubtful Accounts and Credit Losses
Allowance for Doubtful Accounts and Credit Losses

6. ALLOWANCE FOR DOUBTFUL ACCOUNTS AND CREDIT LOSSES

An allowance for doubtful accounts and credit losses is established to cover probable losses arising from customers' inabilities to repay by type of receivables and region.

The allowance for doubtful accounts and credit losses on receivables which will probably not be collected is maintained at a level that is adequate to cover probable losses based on a combination of various factors, such as the customer's ability to repay and collateral values. The allowance for smaller-balance homogeneous receivables is collectively evaluated using reserve rates, which are calculated depending on the period past due, reflecting the collection status of these receivables, historical credit loss experience, economic trends and other factors. Historical collection trends, as well as prevailing and anticipated economic conditions, are routinely monitored by management, and any required adjustment to the allowance is reflected in current operations.

When amounts due are determined to be uncollectible or the related collateral is repossessed, receivables and the related allowance are charged off. The Company records the repossessed assets at its estimated fair value less costs to sell and reports in other current assets on the consolidated balance sheets, which amounted to ¥ 216 millions and ¥ 513 millions at March 31, 2011 and 2010, respectively.

The following table presents the changes in allowance for doubtful accounts and credit losses:

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Allowance for doubtful notes and accounts receivable:
Balance at beginning of year	¥2,821	¥2,512	¥1,983
Provision	300	636	1,041
Charge-offs	(77)	(46)	(32)
Other	(238)	(281)	(480)

Balance at end of year	¥2,806	¥2,821	¥2,512

Allowance for doubtful non-current receivables:
Balance at beginning of year	¥770	¥859	¥981
Provision	259	59	50
Charge-offs	(93)	(74)	(1)
Other	(4)	(74)	(171)

Balance at end of year	¥932	¥770	¥859

Allowance for credit losses on finance receivables:
Balance at beginning of year	¥1,706	¥1,586	¥1,380
Provision	2,304	855	914
Charge-offs	(780)	(327)	(308)
Other	(129)	(408)	(400)

Balance at end of year	¥3,101	¥1,706	¥1,586

The following table presents the changes in allowance for doubtful accounts and credit losses and the recorded investments in finance receivables and long-term trade accounts receivable:

(¥ in millions)
Allowance for doubtful accounts and credit losses For the year ended March 31, 2011:	Retail finance receivable	Finance lease receivable	Long-term trade accounts receivable	Total
Balance at beginning of year	¥512	¥1,194	¥402	¥2,108
Provision	727	1,577	614	2,918
Charge-offs	(567)	(213)	—	(780)
Other	(69)	(60)	—	(129)

Balance at end of year	¥603	¥2,498	¥1,016	¥4,117

Individually evaluated for impairment	299	—	19	318
Collectively evaluated for impairment	304	2,498	997	3,799

Recorded Investment at March 31, 2011:
Balance at end of year	¥193,985	¥109,382	¥51,987	¥355,354

Individually evaluated for impairment	299	—	39	338
Collectively evaluated for impairment	193,686	109,382	51,948	355,016

Long-term trade accounts receivable in the table includes the current portion, which is included in trade accounts receivable on the consolidated balance sheets. There were no recoveries of receivables previously charged off as uncollectible for the year ended March 31, 2011.

Short-Term Borrowings and Long-Term Debt	12 Months Ended
Mar. 31, 2011
Short-Term Borrowings and Long-Term Debt
Short-Term Borrowings and Long-Term Debt

7. SHORT-TERM BORROWINGS AND LONG-TERM DEBT

Short-term borrowings at March 31, 2011 consisted of notes payable to banks of ¥76,642 million. Short-term borrowings at March 31, 2010 consisted of notes payable to banks of ¥88,333 million.

Stated annual interest rates on short-term borrowings ranged primarily from 0.47% to 6.10% and from 0.50% to 4.78% at March 31, 2011 and 2010, respectively. The weighted average interest rates on such short-term borrowings at March 31, 2011 and 2010 were 1.4% and 1.5%, respectively.

Available committed lines of credit with certain banks totaled ¥20,000 million both at March 31, 2011 and 2010. The terms of committed lines of credit are 1 year. The Company had no outstanding borrowings as of March 31, 2011 and 2010 related to committed lines of credit.

Long-term debt is comprised of the following:

(¥ in millions)
At March 31:	Due in years ending March 31:	2011	2010
Unsecured bonds:
Yen notes (fixed rate 1.20%)	2011	—	¥10,000
Yen notes (floating rate 0.70%)	2012	¥4,000	4,000
Yen notes (floating rate 0.75%)	2013	4,000	4,000
Yen notes (floating rate 0.75%)	2013	2,000	2,000
Yen notes (floating rate 0.47%)	2013	5,000	5,000
U.S. $ notes (floating rate 0.72%)	2013	4,050	4,600
Yen notes (fixed rate 1.54%)	2013	10,000	10,000
Yen notes (fixed rate 1.27%)	2013	10,000	10,000
Yen notes (fixed rate 1.53%)	2015	10,000	10,000
Loans, principally from banks and insurance companies, maturing on various dates through 2019:
Collateralized		17,322	24,216
Unsecured		207,826	224,963
Capital lease obligations		3,118	5,986

Total		277,316	314,765
Less: current portion		(85,556)	(71,432)

		¥191,760	¥243,333

Both fixed and floating rates were included in the interest rates of the long-term loans from banks and insurance companies. The weighted average rates at March 31, 2011 and 2010 were 1.8% and 2.0%, respectively.

The following table presents the annual maturities of long-term debt at March 31, 2011:

(¥ in millions)
Years ending March 31:
2012	¥85,556
2013	97,610
2014	51,441
2015	25,170
2016	8,199
2017 and thereafter	9,340

Total	¥277,316

Assets pledged as collateral are comprised of the following:

(¥ in millions)
At March 31:	2011	2010
Trade accounts	1,403	17,806
Short-term finance receivables	8,575	18,445
Other current assets *1	162	573
Long-term finance receivables	10,871	12,447
Property, plant, and equipment	6,100	6,233

Total	¥27,111	¥55,504

*1	Other current assets represent the restricted cash which is pledged as collateral in accordance with the terms of borrowing.

The above assets were pledged against the following liabilities:

(¥ in millions)
At March 31:	2011	2010
Short-term borrowings	¥4,710	¥20,751
Current portion of long-term debt	7,345	14,137
Long-term debt	9,977	10,079

Total	¥22,032	¥44,967

Both short-term and long-term bank loans are made under general agreements which provide that security and guarantees for future indebtedness will be given upon request of the bank, and that the bank has the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank. Long-term agreements with lenders other than banks also generally provide that the Company must give additional security upon request of the lender.

There are restrictive covenants related to the borrowings including negative pledges, rating trigger and minimum net worth. The rating trigger states that the Company shall keep or be higher than the "BBB–"rating by Rating and Investment Information, Inc. and the minimum net worth covenant states that the Company shall maintain total equity of more than ¥470.0 billion on the consolidated financial statement and more than ¥302.5 billion on the separate financial statement of the parent company. The Company is in compliance with these restrictive covenants at March 31, 2011.

Retirement and Pension Plans	12 Months Ended
Mar. 31, 2011
Retirement and Pension Plans
Retirement and Pension Plans

8. RETIREMENT AND PENSION PLANS

The parent company and most subsidiaries mainly in Japan have defined benefit pension plans and/or severance indemnity plans covering substantially all of their employees. In the parent company and certain subsidiaries, employees who terminate their employment have the option to receive benefits in the form of a lump-sum payment or annuity payments from defined benefit pension plans. The benefits are mainly calculated based on accumulated "points" under the point-based benefits system. The "points" consist of "service period points" which are attributed to the length of service, "job title points" which are attributed to the job title of each employee, and "performance points" which are attributed to the annual performance evaluation of each employee.

Certain subsidiaries have defined contribution pension plans covering most of their employees.

Funded Status

The following table presents the funded status and the amounts recognized in the consolidated balance sheets:

(¥ in millions)
At March 31:	2011	2010
Funded status:
Benefit obligations	¥165,637	¥168,974
Fair value of plan assets	130,437	129,156

Funded status-net	¥(35,200)	¥(39,818)

Amounts recognized in the consolidated balance sheets:
Accrued retirement and pension costs	¥(35,285)	¥(40,177)
Prepaid expenses for benefit plans, included in other assets	85	359

Amounts recognized in the consolidated balance sheets-net	¥(35,200)	¥(39,818)

The following table presents the amounts recognized in accumulated other comprehensive income, before tax:

(¥ in millions)
At March 31:	2011	2010
Actuarial loss	¥28,344	¥24,192
Prior service benefit	(3,628)	(4,436)

Total recognized in accumulated other comprehensive income, before tax	¥24,716	¥19,756

The following table presents the projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets:

(¥ in millions)
At March 31:	2011	2010
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥163,060	¥166,643
Fair value of plan assets	127,775	126,466

Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥161,322	¥165,148
Fair value of plan assets	126,380	125,074

Benefit Obligations

The following table presents the changes in benefit obligations, the balances of accumulated benefit obligations, and the weighted-average assumptions used in calculating benefit obligation:

(¥ in millions)
	2011	2010
Change in benefit obligations:
Benefit obligations at beginning of year	¥168,974	¥167,277
Service cost	6,117	5,933
Interest cost	3,315	3,646
Actuarial loss (gain)	(831)	3,729
Benefits paid (lump-sum payments)	(7,226)	(7,913)
Benefits paid (annuity payments)	(4,349)	(4,247)
Foreign currency exchange rate changes	(363)	549

Benefit obligations at end of year	¥165,637	¥168,974

Accumulated benefit obligations at March 31	¥164,942	¥168,377

Weighted-average assumptions used in calculating benefit obligation at March 31 *1 :
Discount rate	2.6%	2.4%

*1	The rate of compensation increase is not used in the calculations of benefit obligations under the point-based benefits system.

Plan Assets

The following table presents the changes in plan assets:

(¥ in millions)
For the years ended March 31:	2011	2010
Fair value of plan assets at beginning of year	¥129,156	¥111,006
Actual return on plan assets	(2,694)	13,064
Employer contributions	13,427	13,830
Benefits paid (lump-sum payments)	(4,763)	(5,053)
Benefits paid (annuity payments)	(4,349)	(4,247)
Foreign currency exchange rate changes	(340)	556

Fair value of plan assets at end of year	¥130,437	¥129,156

The Company's policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which the Company considers permissible. To mitigate any potential concentration risk, careful consideration is given to balancing the portfolio among industry sectors, companies and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. The Company's target allocation is 38% equity securities, 59% debt securities, and 3% other investment vehicles, mainly consisting of cash and short-term investments and the general accounts of insurance company.

A large portion of the plan assets is managed by trust banks and investment advisors. Those fund managers are bound by the Company's plan asset management guidelines which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management, and are measured against specific benchmarks.

To measure the performance of the plan asset management, the Company establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table presents the fair value of plan assets by category:

(¥ in millions)
at March 31	Level 1	Level 2	Level 3	Total
2011 :
Equity securities:
Financial institutions (Japanese companies)	¥5,318	¥—	¥—	¥5,318
Other industries (Japanese companies)	4,390	—	—	4,390
Pooled funds (Japanese companies) *1	—	19,054	—	19,054
Pooled funds (foreign companies) *1	—	22,639	—	22,639
Debt securities:
Pooled funds (Japanese issuers) *2	—	61,575	—	61,575
Pooled funds (foreign issuers) *3	—	11,766	—	11,766
Cash and short-term investments	1,084	2,168	—	3,252
General accounts of insurance company	—	1,923	—	1,923
Other assets *4	—	204	316	520

Fair value of plan assets	¥10,792	¥119,329	¥316	¥130,437

2010 :
Equity securities:
Financial institutions (Japanese companies)	¥6,805	¥—	¥—	¥6,805
Other industries (Japanese companies)	5,129	—	—	5,129
Pooled funds (Japanese companies) *1	—	20,284	—	20,284
Pooled funds (foreign companies) *1	—	22,764	—	22,764
Debt securities:
Pooled funds (Japanese issuers) *2	—	58,377	—	58,377
Pooled funds (foreign issuers) *3	—	10,998	—	10,998
Cash and short-term investments	1,056	1,509	—	2,565
General accounts of insurance company	—	1,717	—	1,717
Other assets *4	—	205	312	517

Fair value of plan assets	¥12,990	¥115,854	¥312	¥129,156

*1	These funds are invested in listed equity securities.
*2	These funds are invested in approximately 85% Japanese government and municipal bonds, and 15% Japanese corporate bonds.
*3	These funds are invested in foreign government bonds.
*4	This class includes the pooled funds which invest in private equity.

Plan assets are categorized by level based on the inputs used to measure the fair value of each asset.

The equity securities of financial institutions and other industries are valued at the closing price reported on the stock exchange on which the individual securities are traded. Pooled funds and the general accounts of insurance company are typically valued using the net asset value per share ("NAV") provided by the administrator of the fund or insurance company. The NAV is based on the value of the underlying assets owned by the fund or insurance company, minus liabilities and divided by the number of shares or units outstanding. Cash and short-term investments are valued at their cost plus imputed interest. These assets were classified as Level 1 or Level 2, depending on availability of quoted market prices.

The ending balance of, and the change in, the other assets categorized as Level 3 were not material for the year ended March 31, 2011 and 2010.

Net Periodic Benefit Cost

The following table presents the components of the total net periodic benefit cost for the defined benefit pension plans and the severance indemnity plans:

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Net periodic benefit cost:
Service cost	¥6,117	¥5,933	¥5,944
Interest cost	3,315	3,646	3,730
Expected return on plan assets	(2,585)	(2,200)	(2,428)
Amortization of prior service benefit	(808)	(808)	(808)
Amortization of actuarial loss	472	9,611	128

Total	¥6,511	¥16,182	¥6,566

Weighted-average assumptions used in calculating net periodic benefit cost *1 :
Expected return on plan assets	2.5%	2.5%	2.5%
Discount rate	2.4%	2.5%	2.5%

*1	The rate of compensation increase is not used in the calculations of net periodic benefit cost under the point-based benefits system.

The amortization of actuarial loss of ¥9,611million for the year ended March 31, 2010 contained the immediate recognition amount of net actuarial losses in excess of 20% of the projected benefit obligation. This actuarial loss was derived from significant decline in the fair values of plan assets during the years ended March 31, 2009 and March 31, 2008 due to financial crisis.

The expected rate of return on plan assets is determined after considering several applicable factors including the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, the Company's principal policy for plan asset management, and forecasted market conditions.

The following table presents the amounts recognized in other comprehensive income (loss), before tax, and the reclassification adjustments for the loss (benefit) realized in net income, before tax:

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Actuarial gain (loss) recognized in other comprehensive income	¥(4,602)	¥7,712	¥(22,897)
Reclassification adjustment for prior service benefit realized in net income	(808)	(808)	(808)
Reclassification adjustment for actuarial loss realized in net income	472	9,611	128

Net recognized in other comprehensive income (loss), before tax	¥(4,938)	¥16,515	¥(23,577)

The following table presents the estimated prior service benefit and actuarial loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost for the year ending March 31, 2012:

(¥ in millions)
Prior service benefit	¥(808)
Actuarial loss	693

Expected Cash Flows

The Company estimates contributions to its defined benefit pension plans for the year ending March 31, 2012, to be approximately ¥14,100 million.

The following table presents the total expected benefit payments to the participants of the defined benefit pension plans and the severance indemnity plans:

(¥ in millions)
Years ending March 31:
2012	¥11,871
2013	12,069
2014	11,469
2015	11,350
2016	10,961
2017-2021	47,574

Revenue Recognition for Long-Term Contracts	12 Months Ended
Mar. 31, 2011
Revenue Recognition for Long-Term Contracts
Revenue Recognition for Long-Term Contracts

9. REVENUE RECOGNITION FOR LONG-TERM CONTRACTS

Long-term contracts accepted by the Company consist mainly of construction works with the Japanese national government and local governments, such as construction of environmental control plants and facilities for water supply. These contracts are generally completed within two to three years.

The contracts, which are fully executed before the commencement of construction projects, include the terms of the contract price, expected completion date and critical milestone dates, and acceptance inspections (e.g., performance tests and external appearance inspections). The contracts are legally enforceable and the parties are expected to perform their obligations under the contracts. The Company is able to develop reasonably dependable estimates of the total contract cost based on the construction order, that includes details on every single component unit, labor hour costs, and all overhead. Further, the Company believes that it is able to develop reasonably dependable estimates of the extent of progress towards completion of individual contracts and, therefore, the long-term contracts are accounted for using the percentage of completion method. Concerning the method of measuring the extent of progress toward completion, the Company uses the cost-to-cost method in measuring the extent of progress toward completion. In most cases, the Company's contracts with customers include the delivery and installation of component units.

In the situation where an option or an addition which has separate content from an existing contract has occurred, it is treated as a separate contract. Otherwise, it is combined with the original contract. Additional contract revenue arising from any claims for customer-caused overruns or delays is recognized when the contract modification is approved by the customer. Any revisions in revenue, cost, and profit estimates or in measurements of the extent of progress toward completion are accounted for in the consolidated statements of income in the fiscal year in which those revisions are determined. A disclosure is made of the effect of such revisions in the financial statements, if significant.

The following table details the notes receivable and accounts receivable related to the long-term contracts accounted for under the percentage of completion method, by maturities:

(¥ in millions)
	2011			2010
At March 31:	Less than 1 year	1-2 years	Over 2 years	Less than 1 year	1-2 years	Over 2 years
Notes receivable	¥241	¥—	¥—	¥176	¥—	¥—
Accounts receivable	12,553	789	—	7,945	236	—

	¥12,794	¥789	¥—	¥8,121	¥236	¥—

A large portion of such receivables have already been billed to customers. The total aggregated amounts which had not been billed or were not billable were not material at March 31, 2011 and 2010. The total aggregated amounts subject to uncertainty were not material.

With respect to the inventories related to the long-term contracts, the aggregated amounts of manufacturing or production costs which exceed the aggregated estimate costs of all in-process, the total aggregated amounts subject to uncertainty, and advances received offset with inventories were not material at March 31, 2011 and 2010.

Income Taxes	12 Months Ended
Mar. 31, 2011
Income Taxes
Income Taxes

10. INCOME TAXES

Income before income taxes and equity in net income of affiliated companies and income taxes are comprised of the following:

(¥ in millions)
For the years ended March 31:	2011	2010	2009

Income before income taxes and equity in net income of affiliated companies:
Domestic	¥54,306	¥42,208	¥35,739
Foreign	36,994	31,275	47,520

Total	¥91,300	¥73,483	¥83,259

Income taxes:
Current—
Domestic	¥12,312	¥16,462	¥5,719
Foreign	14,825	12,078	17,918

	27,137	28,540	23,637

Deferred—
Domestic	6,142	(2,090)	7,073
Foreign	(2,595)	(473)	(1,964)

	3,547	(2,563)	5,109

Total	¥30,684	¥25,977	¥28,746

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

For the years ended March 31:	2011	2010	2009
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	40.6%	40.6%	40.6%
Increase (decrease) in taxes resulting from:
Increase (decrease) in valuation allowance	(0.6)	(0.2)	0.4
Permanently nondeductible expenses *1	0.3	0.4	4.1
Nontaxable dividend income	(0.5)	(0.4)	(0.7)
Extra tax deduction on expenses for research and development	(2.3)	(2.8)	(0.5)
Reversal of taxes provided on unremitted earnings of foreign subsidiaries and affiliates *2	—	—	(8.3)
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(2.0)	(1.7)	—
Other—net	(1.9)	(0.5)	(1.1)

Effective income tax rates applied to income before income taxes and equity in net income of affiliated companies	33.6%	35.4%	34.5%

*1	Permanently nondeductible expenses for the year ended March 31, 2009 consisted primarily of nondeductible surcharge expense of ¥2,958 million for the alleged violation of the Anti-Monopoly Law.
*2

Reversal of taxes provided on unremitted earnings of foreign subsidiaries and affiliates for the year ended March 31, 2009 amounting to ¥6,870 million was due to Japanese tax law revision related to the taxation of dividends from overseas subsidiaries and affiliates.

Net deferred tax assets are included in the consolidated balance sheets as follows:

(¥ in millions)
At March 31:	2011	2010
Other current assets	¥28,884	¥29,938
Other assets	5,814	4,199
Other current liabilities	(1)	(4)
Other long-term liabilities	(2,648)	(3,119)

Net deferred tax assets	¥32,049	¥31,014

The significant components of deferred tax assets and liabilities are as follows:

(¥ in millions)
At March 31:	2011	2010
Deferred tax assets:
Allowance for doubtful receivables	¥1,465	¥1,030
Intercompany profits	7,786	7,483
Adjustment of investment securities	8,273	8,334
Write-downs of inventories and fixed assets	1,708	1,404
Accrued bonus	6,000	5,847
Retirement and pension costs	17,197	19,115
Tax loss and credit carryforwards	3,287	4,025
Other temporary differences	21,661	21,737

Gross deferred tax assets	67,377	68,975
Less: valuation allowance	(986)	(1,509)

Net deferred tax assets	¥66,391	¥67,466

Deferred tax liabilities:
Adjustment of investment securities	¥22,605	¥25,554
Unremitted earnings of foreign subsidiaries and affiliates	8,237	7,284
Other temporary differences	3,500	3,614

Gross deferred tax liabilities	¥34,342	¥36,452

Deferral of income taxes relating to intercompany profits of ¥7,786 million and ¥7,483 million at March 31, 2011 and 2010 included in the above table is accounted for in accordance with ASC 810,"Consolidation." The movements of ¥303 million, ¥1,362 million, and ¥(5,672) million for the years ended March 31, 2011, 2010, and 2009 in such deferral of income taxes are presented as "Income taxes – Deferred" in the consolidated statements of income. The total amounts of deferred tax assets recorded in accordance with ASC 740,"Income Taxes" were ¥58,605 million and ¥59,983 million at March 31, 2011 and 2010, respectively.

Provisions have been recorded for unremitted earnings of all foreign subsidiaries and affiliates where earnings are not deemed to be permanently reinvested. Substantially all of the undistributed earnings of domestic subsidiaries and affiliates would not, under present Japanese tax law, be subject to tax through tax-free distributions.

The following table presents the reconciliation of the beginning and ending balances of the valuation allowance:

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Balance at beginning of year	¥1,509	¥1,631	¥1,326
Addition	447	391	565
Deduction	(970)	(513)	(260)

Balance at end of year	¥986	¥1,509	¥1,631

Based upon the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse and/or the tax losses and credits are carried forward, management believes it is more likely than not that the Company will realize the benefits of these deferred tax assets, net of the existing valuation allowances at March 31, 2011.

At March 31, 2011, the tax loss carryforwards in the aggregate amounted to ¥8,332 million, which are available to offset future taxable income, and will expire in the period from 2012 through 2018.

The following table presents the reconciliation of unrecognized tax benefits:

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Balance at beginning of year	¥200	¥6,759	¥6,950
Gross increase for tax positions taken in prior years	87	26	31
Gross decrease for tax positions taken in prior years	(9)	(2,029)	(23)
Settlements	(8)	(4,534)	(108)
Lapse of statute of limitations	(19)	(27)	(15)
Other	(28)	5	(76)

Balance at end of year	¥223	¥200	¥6,759

The total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, is not material at March 31, 2011, 2010, and 2009.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income taxes in the consolidated statements of income. Both interest and penalties accrued at March 31, 2011, 2010, and 2009, and interest and penalties included in income taxes for the years ended March 31, 2011, 2010, and 2009 were not material.

During the year ended March 31, 2008, the U.S. Internal Revenue Service ("IRS") and the National Taxation Agency in Japan ("NTA") reached an agreement on a bilateral Advance Pricing Agreement ("APA"), for which the Company had submitted requests with respect to certain intercompany transactions between related parties in U.S. and Japan. The Company accrued an estimated additional tax payment to the NTA of ¥6,500 million in other long-term liabilities at March 31, 2009 and recognized an estimated tax refund from the IRS of ¥4,647 million in other assets at March 31, 2009.

The Company accrued a tax payment to the NTA of ¥4,534 million in income taxes payable and recognized a tax refund from the IRS of ¥2,807 million in other current assets at March 31, 2010 by settling the related unrecognized tax benefits due to the expiration of the period covered by the APA. This difference between estimates and actual results is included in Gross decrease for tax positions taken in prior year in the above table.

Based on the information available as of March 31, 2011, a change to the unrecognized tax benefits within the next 12 months is not material.

The Company files income tax returns in Japan, U.S., and various foreign tax jurisdictions. At March 31, 2011, the Company is no longer subject, with limited exception, to regular income tax examinations by the tax authorities for the years on or before March 31, 2010 in Japan, and for the years on or before December 31, 2006 in U.S., respectively. While the tax authority could conduct a transfer pricing examination for the years on and after April 1, 2005, the intercompany transactions between related parties in U.S. and Japan for the years on or before March 31, 2010 are less likely to be subject to a tax examination since the Advance Pricing Agreement between U.S. and Japan has been agreed. Also, the Advance Pricing Agreement between U.S. and Japan for March 31, 2011 is under renewal process.

Shareholders' Equity	12 Months Ended
Mar. 31, 2011
Shareholders' Equity
Shareholders' Equity

11. SHAREHOLDERS' EQUITY

Dividends

The Corporate Law of Japan (the "Corporate Law") permits companies to pay dividends at any time during the fiscal year in addition to the year-end dividend upon resolution of the shareholders meeting. Semiannual interim dividends may also be paid once a year upon resolution of the Board of Directors if the articles of incorporation of the companies so stipulate. For companies that meet certain criteria such as (1) having the Board of Directors, (2) having independent auditors, (3) having the Board of Corporate Auditors, (4) the term of service of the directors is one year rather than two years of normal term, and (5) prescribing that the Board of Directors may declare dividends in its articles of incorporation, the Board of Directors may declare dividends (except for dividends in kind). The Company meets all the above criteria.

The Corporate Law also provides certain limitations on the amounts available for dividends. Under the Corporate Law, the amount available for dividends is based on other retained earnings, less treasury stock, as recorded on the books of the parent company. At March 31, 2011, other retained earnings, less treasury stock, recorded on the parent company's books of account were ¥ 223,299 million.

Purchase of Treasury Stock

The Corporate Law also provides for companies to purchase treasury stock. Companies may purchase its treasury stock through market transactions by resolution of the Board of Directors if companies have prescribed so in its articles of incorporation. The Company meets this condition. The same limitations as dividends exist in the amount available for this purchase of treasury stock.

Increases/Decreases and Transfer of Common Stock, Reserve, and Surplus

The Corporate Law requires that an amount equal to 10% of dividends must be appropriated as additional paid-in capital or as a legal reserve depending on the equity account charged upon the payment of such dividends until the total of additional paid-in capital and legal reserve equals 25% of the common stock. Under the Corporate Law, the total amount of additional paid-in capital and legal reserve may be reversed without limitation of such threshold. The Corporate Law also provides that common stock, capital surplus, legal reserve, and other retained earnings can be transferred among the accounts under certain conditions upon resolution of the shareholders meeting.

Accumulated Other Comprehensive Income (Loss)

The following table presents the components of accumulated other comprehensive income (loss), net of taxes:

(¥ in millions)
At March 31:	2011	2010
Foreign currency translation adjustments	¥(65,689)	¥(42,215)
Unrealized gains on securities	15,922	21,050
Unrealized losses on derivatives	(787)	(1,592)
Pension liability adjustments	(14,827)	(11,734)

Total accumulated other comprehensive loss	¥(65,381)	¥(34,491)

Effects of Changes in Ownership Interests in Subsidiaries

The following table presents the effects of changes in Kubota Corporation's ownership interests in its subsidiaries on Kubota Corporation shareholder's equity:

(¥ in millions)
For the years ended March 31:	2011	2010
Net income attributable to Kubota Corporation	¥54,822	¥42,326

Transfers from (to) the noncontrolling interests:
Increase in capital surplus for purchases of noncontrolling interests	425	125
Decrease in capital surplus for purchases of noncontrolling interests	(726)	(3,828)
Increase in capital surplus for changes in ownership interests in subsidiaries from other transactions	199	—
Decrease in capital surplus for changes in ownership interests in subsidiaries from other transactions	—	(206)

Net transfers to the noncontrolling interests	(102)	(3,909)

Change from net income attributable to Kubota Corporation and transfer to noncontrolling interests	¥54,720	¥38,417

Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2011
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)

12. OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the components of other comprehensive income (loss), including reclassification adjustments and tax effects:

(¥ in millions)
	2011			2010			2009
For the years ended March 31:	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(26,930)	¥548	¥(26,382)	¥8,248	¥2	¥8,250	¥(62,293)	¥461	¥(61,832)
Reclassification adjustment for losses (gains) realized in net income	—	—	—	—	—	—	—	—	—

	(26,930)	¥548	¥(26,382)	8,248	2	8,250	(62,293)	461	(61,832)

Unrealized gains (losses) on securities:
Unrealized gains (losses) on securities arising during period	(5,536)	2,245	(3,291)	21,476	(8,718)	12,758	(53,868)	21,870	(31,998)
Reclassification adjustment for losses (gains) realized in net income	(3,087)	1,253	(1,834)	(1,678)	681	(997)	8,734	(3,019)	5,715

	(8,623)	3,498	(5,125)	19,798	(8,037)	11,761	(45,134)	18,851	(26,283)

Unrealized gains (losses) on derivatives:
Unrealized losses on derivatives arising during period	(662)	228	(434)	(1,310)	472	(838)	(2,378)	1,054	(1,324)
Reclassification adjustments for losses (gains) realized in net income	1,888	(650)	1,238	2,179	(785)	1,394	(316)	128	(188)

	1,226	(422)	804	869	(313)	556	(2,694)	1,182	(1,512)

Pension liability adjustments:
Pension liability adjustments arising during period	(4,602)	1,722	(2,880)	7,712	(3,133)	4,579	(22,897)	9,356	(13,541)
Reclassification adjustment for losses (gains) realized in net income	(336)	136	(200)	8,803	(3,574)	5,229	(680)	276	(404)

	(4,938)	1,858	(3,080)	16,515	(6,707)	9,808	(23,577)	9,632	(13,945)

Other comprehensive income (loss)	¥(39,265)	¥5,482	¥(33,783)	¥45,430	¥(15,055)	¥30,375	¥(133,698)	¥30,126	¥(103,572)

The following table presents the components of other comprehensive income (loss) attributable to Kubota Corporation and noncontrolling interests:

(¥ in millions)
	2011			2010			2009
For the years ended March 31:	Kubota Corporation	Non-controlling Interests	Total	Kubota Corporation	Non-controlling Interests	Total	Kubota Corporation	Non-controlling Interests	Total
Foreign currency translation adjustments	¥(23,294)	¥(3,088)	¥(26,382)	¥6,408	¥1,842	¥8,250	¥(51,789)	¥(10,043)	¥(61,832)
Unrealized gains (losses) on securities	(5,128)	3	(5,125)	11,728	33	11,761	(26,270)	(13)	(26,283)
Unrealized gains (losses) on derivatives	805	(1)	804	570	(14)	556	(1,512)	—	(1,512)
Pension liability adjustments	(3,093)	13	(3,080)	9,723	85	9,808	(13,790)	(155)	(13,945)

Other comprehensive income (loss)	¥(30,710)	¥(3,073)	¥(33,783)	¥28,429	¥1,946	¥30,375	¥(93,361)	¥(10,211)	¥(103,572)

Derivative Financial Instruments	12 Months Ended
Mar. 31, 2011
Derivative Financial Instruments
Derivative Financial Instruments

13. DERIVATIVE FINANCIAL INSTRUMENTS

Risk Management Policy

The Company is subject to market rate risks due to fluctuation of foreign currency exchange rates and interest rates. The Company manages these risks by using derivative financial instruments in accordance with established policies and procedures. The Company does not use derivative financial instruments for trading purposes. The credit risks associated with these instruments are not considered to be significant since the counterparties are financial institutions with high creditworthiness and the Company does not anticipate any such losses.

Foreign Currency Exchange Risks

The Company's foreign currency exposure relates primarily to its foreign currency denominated assets in its international operations. The Company entered into foreign exchange forward contracts and foreign currency option contracts (foreign exchange contracts) designated to mitigate its exposure to foreign currency exchange risks.

Interest Rate Risks

The Company is exposed to interest rate risks mainly inherent in its debt obligations with both fixed and variable rates. Debt obligations that are sensitive to interest rate changes are disclosed in Note 7. In order to hedge these risks, the Company uses interest rate swap contracts and cross-currency interest rate swap contracts to change the characteristics of its fixed and variable rate exposures.

Cash Flow Hedges

The accounting treatments of changes in the fair value of foreign exchange contracts and interest rate swap agreements depend on whether derivatives are designated as cash flow hedges. The effective portion of changes in the fair value of derivatives designated and qualifying as cash flow hedges are reported in accumulated other comprehensive income. As for foreign exchange contracts related to forecasted intercompany transactions, the amounts are subsequently reclassified into earnings when unrelated third party transactions occur. In the case of interest rate swaps, the amounts are reclassified into earnings when the related interest expense is recognized. The unrecognized net loss (net of tax) of approximately ¥ 585 million on derivatives included in accumulated other comprehensive income (loss) at March 31, 2011 will be reclassified into earnings within the next 12 months. The ineffective portion of changes in the fair value of derivatives is immediately recorded in earnings.

Derivatives Not Designated as Hedging Instruments

The Company uses derivatives not designated as cash flow hedges in certain relationships, such as a part of foreign exchange contracts, interest rate swap contracts, and cross-currency interest rate swap contracts, for economic purposes. Changes in the fair value of derivatives not designated are reported in earnings immediately.

Fair Values of Derivative Instruments

(¥ in millions)
	Other current assets		Other current liabilities		Other long-term liabilities
At March 31:	2011	2010	2011	2010	2011	2010
Derivatives designated as hedging instruments:
Foreign exchange contracts	¥3	¥14	¥—	¥—	¥—	¥—
Interest rate swap contracts	—	—	908	1,688	332	704
Cross-currency interest rate swap contracts	—	—	288	41	72	52

Total derivatives designated as hedging instruments	¥3	¥14	¥1,196	¥1,729	¥404	¥756

Derivatives not designated as hedging instruments:
Foreign exchange contracts	¥—	¥2	¥982	¥474	¥—	¥—
Interest rate swap contracts	—	—	110	230	15	142
Cross-currency interest rate swap contracts	—	—	1,158	1,032	1,021	1,491

Total derivatives not designated as hedging instruments	¥—	¥2	¥2,250	¥1,736	¥1,036	¥1,633

Total	¥3	¥16	¥3,446	¥3,465	¥1,440	¥2,389

Income Effect of Derivative Instruments

(¥ in millions)
	Gain (Loss) (before tax) Recognized in Other Comprehensive Income and Realized in Net Income
Derivative instruments in cash flow hedges	Effective Portion Recognized in OCI	Consolidated Statements of Income Line Item	Effective Portion Reclassified from Accumulated OCI to Net Income
For the year ended March 31, 2011:
Foreign exchange contracts	¥2	Revenues	¥13
Interest rate swap contracts	(943)	Interest expense	(2,193)
Cross-currency interest rate swap contracts	279	Interest expense	(142)
		Foreign exchange gain (loss)-net	434

Total	¥(662)		¥(1,888)

For the year ended March 31, 2010:
Foreign exchange contracts	¥356	Revenues	¥203
Interest rate swap contracts	(1,495)	Interest expense	(2,304)
Cross-currency interest rate swap contracts	(171)	Interest expense	(78)

Total	¥(1,310)		¥(2,179)

For the three months ended March 31, 2009:
Foreign exchange contracts	¥(139)	Revenues	¥563
Interest rate swap contracts	(1,637)	Interest expense	(177)

Total	¥(1,776)		¥386

(¥ in millions)
	Gain (Loss) (before tax) Recognized in Net Income
Derivative instruments not designated as hedging instruments	Consolidated Statements of Income Line Item	Gain (Loss) Recognized in Net Income
For the year ended March 31, 2011:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥2,659
Interest rate swap contracts	Other—net	32
Cross-currency interest rate swap contracts	Other—net	344

Total		¥3,035
For the year ended March 31, 2010:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥1,346
Interest rate swap contracts	Other—net	(175)
Cross-currency interest rate swap contracts	Other—net	(2,525)

Total		¥(1,354)

For the three months ended March 31, 2009:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥(5,026)
Interest rate swap contracts	Other—net	(340)
Cross-currency interest rate swap contracts	Other—net	(209)

Total		¥(5,575)

The amount of gain or loss related to the hedging ineffectiveness was not material for the year ended March 31, 2011,2010 and 2009.

Fair Value of Financial Instruments and Concentration of Credit Risk	12 Months Ended
Mar. 31, 2011
Fair Value of Financial Instruments and Concentration of Credit Risk
Fair Value of Financial Instruments and Concentration of Credit Risk

14. FAIR VALUE OF FINANCIAL INSTRUMENTS AND CONCENTRATION OF CREDIT RISK

Fair Value of Financial Instruments

The following table summarizes the carrying value and fair value of financial instruments:

(¥ in millions)
	2011		2010
At March 31:	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Finance receivables—net	¥193,382	¥193,749	¥211,363	¥212,021
Long-term trade accounts receivable	50,971	53,725	47,610	50,409
Financial liabilities:
Long-term debt	(274,198)	(274,507)	(308,779)	(309,258)

The fair value of finance receivables, long-term trade accounts receivable, and long-term debt is based on discounted cash flows using the current market rate. The carrying value of finance receivables—net in the table excludes finance leases. Long-term trade accounts receivable in the table includes the current portion, which is included in trade accounts receivable on the consolidated balance sheets. The carrying value of long-term debt in the table excludes capital lease obligations but includes the current portion, which is included in current portion of long-term debt on the consolidated balance sheets.

The carrying value of cash and cash equivalents, notes and accounts receivable and payable (excluding the current portion of long-term trade accounts receivable), and short-term borrowings approximate the fair value because of the short maturity of those instruments. The carrying value and fair value of other investments and derivatives are disclosed in Note 15.

Concentration of Credit Risks

A large portion of trade accounts receivable and retail finance receivables are from dealers or customers in the farm equipment market in North America. Trade accounts receivable and retail finance receivables arise from the sales of the Company's products to a large number of dealers and to retail customers, respectively. The Company considers that credit risks on these receivables are limited since no single dealer or customer represents a significant concentration of credit risks.

Fair Value Measurements	12 Months Ended
Mar. 31, 2011
Fair Value Measurements
Fair Value Measurements

15. FAIR VALUE MEASUREMENTS

The following table presents the Company's financial assets and financial liabilities that are measured at fair value on a recurring basis:

(¥ in millions)
At March 31:	Level 1	Level 2	Level 3	Total
2011:
Assets:
Available-for-sale securities:
Equity securities of financial institutions	¥34,839	¥—	¥—	¥34,839
Other equity securities	55,634	—	—	55,634
Derivatives:
Foreign exchange contracts	—	392	—	392

Total assets	¥90,473	¥392	¥—	¥90,865

Liabilities:
Derivatives:
Foreign exchange contracts	¥—	¥593	¥—	¥593
Interest rate swap contracts	—	1,365	—	1,365
Cross-currency interest rate swap contracts	—	2,539	—	2,539

Total liabilities	¥—	¥4,497	¥—	¥4,497

2010:
Assets:
Available-for-sale securities:
Equity securities of financial institutions	¥44,186	¥—	¥—	¥44,186
Other equity securities	54,985	—	—	54,985
Derivatives:
Foreign exchange contracts	—	16	—	16

Total assets	¥99,171	¥16	¥—	¥99,187

Liabilities:
Derivatives:
Foreign exchange contracts	¥—	¥474	¥—	¥474
Interest rate swap contracts	—	2,764	—	2,764
Cross-currency interest rate swap contracts	—	2,616	—	2,616

Total liabilities	¥—	¥5,854	¥—	¥5,854

Available-for-sale securities are valued using a quoted price for identical instruments in active markets. Derivatives are valued using observable market inputs from major international financial institutions.

Supplemental Expense Information	12 Months Ended
Mar. 31, 2011
Supplemental Expense Information
Supplemental Expense Information

16. SUPPLEMENTAL EXPENSE INFORMATION

The following table presents the amounts of research and development expenses, advertising costs, shipping and handling costs, and depreciation included in cost of revenues and selling, general, and administrative expenses:

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Research and development expenses	¥25,042	¥25,241	¥26,290
Advertising costs	7,178	7,658	9,721
Shipping and handling costs	37,836	36,497	49,172
Depreciation	26,517	28,903	30,467

Other operating expenses for the year ended March 31, 2011 included a loss resulting from the Great East Japan Earthquake of ¥2,544 million and a loss from a disposal of fixed assets of ¥844 million.

The recorded expenses for the disaster related losses from the Great East Japan Earthquake, which occurred on March 11, 2011 were estimated based on information currently available to the Company.

The Great East Japan Earthquake struck the east part of Japan and negatively impacted our operations. The parent company and some of domestic subsidiaries sustained damage to property and equipment, which brought certain plants to temporary shutdown. The main components of the disaster related losses were provision for credit losses, fixed costs during the shutdown, repair costs for damaged property and equipment and a special donation to the Japan Red Cross.

The repair costs which are expected to be incurred in the subsequent periods were not recorded as expenses for the year ended March 31, 2011. We do not expect the impact of the repair costs to be material to the consolidated financial statements in subsequent periods.

Other operating expenses for the year ended March 31, 2009 included a loss from impairment of fixed assets of ¥748 million.

Securitization of Receivables	12 Months Ended
Mar. 31, 2011
Securitization of Receivables
Securitization of Receivables

17. SECURITIZATION OF RECEIVABLES

The Company sold trade receivables to investors through independent securitization trusts until the year ended March 31, 2009. There were no receivables sold at March 31, 2011 and 2010.

The Company recognized a pretax loss resulting from the sale of trade receivables of ¥679 million for the year ended March 31, 2009.

The Company continued to service the receivables for a fee based on a percentage of the receivables transferred. The investors and the securitization trusts had no recourse to the Company's assets for failure of debtors to pay when due.

The following table summarizes certain cash flows received from securitization trusts:

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Proceeds from collections reinvested in revolving-period securitizations	¥—	¥—	¥55,561
Servicing fees received	—	—	230

Commitments and Contingencies	12 Months Ended
Mar. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

18. COMMITMENTS AND CONTINGENCIES

Commitments

The Company leases certain office space and equipment and employee housing under cancelable and noncancelable lease agreements. Leased assets under capital leases are comprised of the following:

(¥ in millions)
At March 31:	2011	2010
Machinery and equipment	¥7,616	¥11,633
Accumulated depreciation	(5,839)	(7,572)
Software	237	302

	¥2,014	¥4,363

Amortization expenses under capital leases for the years ended March 31, 2011, 2010, and 2009 were ¥2,269 million, ¥4,550 million, and ¥4,840 million, respectively.

The following table presents the annual maturities of future minimum lease commitments under capital and non-cancelable operating leases at March 31, 2011:

(¥ in millions)
Years ending March 31:	Capital Leases	Operating Leases
2012	¥2,060	¥906
2013	850	708
2014	137	525
2015	75	275
2016	28	165
2017 and thereafter	14	114

Total minimum lease payments	3,164	¥2,693

Less: amounts representing interest	(46)

Present value of net minimum capital lease payments	¥3,118

Capital lease obligations are included in the current portion of long-term debt and long-term debt in the consolidated balance sheets. Rental expenses under operating leases for the years ended March 31, 2011, 2010, and 2009 were ¥4,373 million, ¥4,942 million, and ¥5,281 million, respectively.

Commitments for capital expenditures outstanding at March 31, 2011 amounted to ¥545 million.

Guarantees

The Company is contingently liable as guarantor of the indebtedness of distributors including affiliated companies, and customers for their borrowings from financial institutions. The Company would have to perform under these guarantees in the event of default on a payment within the guarantee periods of 1 year to 10 years. The maximum potential amount of undiscounted future payments of these financial guarantees at March 31, 2011 was ¥9,178 million. The fair value of these financial guarantees is not material and the probability of incurrence of a loss is remote.

The Company issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a specified period or term. The Company determines its reserve for product warranties based on an analysis of the historical data of costs to perform under product warranties.

The following table presents the reconciliation of the beginning and ending balances of accrued product warranty cost:

(¥ in millions)
For the years ended March 31:	2011	2010
Balance at beginning of year	¥6,707	¥6,031
Addition	3,750	4,284
Utilization	(4,305)	(3,739)
Other	(554)	131

Balance at end of year	¥5,598	¥6,707

Accrued product warranty cost is included in other current liabilities in the consolidated balance sheets.

Legal Proceedings

The Company is subject to various legal actions arising in the ordinary course of business. The following is a summary of the significant legal proceedings.

(Anti-Trust)

In December 1999, the Company received a surcharge order from the Fair Trade Commission of Japan for a violation of the Anti-Monopoly Law relating to participation in fixing the shares of ductile iron straight pipe orders in Japan. In June 2009, the Company received, as a result of the hearing procedure, the ultimate decision which ordered the Company to pay the surcharge of ¥ 7,072 million, and the Company paid the surcharge during the year ended March 31, 2010. However, the Company filed a revocation suit to the Tokyo High Court considering the ultimate decision unacceptable in July 2009.

The Company recorded the surcharge as selling, general, and administrative expenses for the year ended March 31, 2009 based on the preliminary decision of the commission.

(Asbestos-Related Lawsuits)

Since May 2007, the Company has been subject to 10 asbestos-related lawsuits in Japan, which were filed against the Company or defendant party consisting of the Japanese Government and asbestos-related companies including the Company. The claims for compensation totaling ¥16,274 million consisted mostly of six lawsuits, which concerned a total of 416 construction workers who suffered from asbestos-related diseases, and were filed against the Japanese Government and 46 asbestos-related companies including the Company. The Company does not have any cost-sharing arrangements with other potentially responsible parties for these 10 lawsuits.

The Company is not able to predict the ultimate outcome of these lawsuits or the timing of settlement due to inherent uncertainties in lawsuits.

Matters Related to Health Hazard of Asbestos

(Background)

Until 1995, the Company's plant in Amagasaki, Hyogo Prefecture, Japan, had produced asbestos-containing products. The Company decided to make voluntary consolation payments to certain residents in June 2005, and established the relief payment system in place of the consolation payment to the residents in April 2006. With regard to the current and former employees who suffered and are suffering from asbestos-related diseases, the Company will make the compensation which is not required by law but is made in accordance with the Company's internal policies.

The Japanese government established the Law for the Relief of Patients Suffering from Asbestos-Related Diseases (Asbestos Law) in March 2006. This law was enacted for the purpose of promptly providing relief to the people suffering from asbestos-related diseases who are not eligible for relief by compensation from the Insurance in accordance with the Workers' Accident Compensation Insurance Law. The relief aid payments are contributed by the national government, municipal governments, and business entities. The contribution made by business entities includes a special contribution by the companies which operated a business closely related to asbestos, and commenced from the year ended March 31, 2008.

(Accounting for Asbestos-Related Expenses)

The Company expenses the consolation payments, the relief payments, and the compensation for employees, based on the Company's accounting policies and procedures. The Company accrues in those cases where the conditions of loss contingencies are met. (See Note 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.) The recorded expenses totaled ¥1,155 million, ¥503 million, and ¥1,155 million for the years ended March 31, 2011, 2010, and 2009, respectively, which were included in selling, general, and administrative expenses. The Company has accrued balances for the asbestos-related expenses of ¥390 million, ¥352 million, and ¥721 million at March 31, 2011, 2010, and 2009, respectively. Though the Company believes that this amount appears to be a better estimate than any other amount within a reasonably estimable range of amounts, the additional exposure to loss in excess of this accrued amount of ¥840 million exists.

Since the Company has no basis or information to estimate the number of current and former employees and residents who lived near the Company's plant that are going to apply for payments, such payments are not included in the accrued amounts. The Company believes it is not possible to reasonably estimate the amount of its ultimate liability relating to this contingency. However, the Company believes the asbestos-related issues contain potentially material risks for the Company's consolidated results of operations, financial position, and its liquidity.

Supplemental Cash Flow Information	12 Months Ended
Mar. 31, 2011
Supplemental Cash Flow Information
Supplemental Cash Flow Information

19. SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental information related to the consolidated statements of cash flows is as follows:

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Cash paid during the year:
Interest	¥6,914	¥9,614	¥12,768
Income taxes	44,207	15,336	38,472
Non-cash investing and financing activities:
Obtaining assets by entering into capital leases	201	2,740	2,916

During the year ended March 31, 2011 and 2010, the Company purchased noncontrolling interests reported in the Farm & Industrial Machinery segment. The Company retains the controlling interests before and after the transaction, the cash flow of which is classified in financing activities as Purchases of noncontrolling interests.

Segment Information	12 Months Ended
Mar. 31, 2011
Segment Information
Segment Information

20. SEGMENT INFORMATION

The Company engages in various fields of business and industries by providing products and services which are categorized into the following segments: Farm & Industrial Machinery; Water & Environment Systems; Social Infrastructure; and Other. The Farm & Industrial Machinery segment manufactures and distributes farm equipment, engines, and construction machinery. The Water & Environment Systems segment manufactures and distributes pipe-related products and environment-related products. The Social Infrastructure segment manufactures and distributes industrial castings, spiral welded steel pipes, vending machines, electronic equipped machinery, and air-conditioning equipment. The Other segment includes construction, services and other businesses.

The segments represent the components of the Company for which separate financial information is available that is utilized on a regular basis by the chief executive officer in determining how to allocate the Company's resources and evaluate performance. The segments also represent the Company's organizational structure principally based on the nature of products and services.

The accounting policies for the reporting segments are consistent with the accounting policies used in the Company's consolidated financial statements.

Reporting Segments

Information by reporting segment is summarized as follows:

(¥ in millions)
For the years ended March 31:	Farm & Industrial Machinery	Water & Environment Systems	Social Infrastructure	Other	Adjustments	Consolidated
2011:
Revenues:
External customers	¥651,518	¥192,768	¥60,439	¥28,960	¥—	¥933,685
Intersegment	64	1,594	2,657	15,837	(20,152)	—

Total	651,582	194,362	63,096	44,797	(20,152)	933,685

Operating income	¥86,487	¥13,121	¥2,463	¥2,096	¥(18,056)	¥86,111

Identifiable assets at March 31, 2011	¥918,656	¥170,691	¥62,092	¥39,386	¥166,027	¥1,356,852
Depreciation	15,870	6,010	1,931	697	2,009	26,517
Capital expenditures	13,871	4,861	3,764	691	764	23,951

2010:
Revenues:
External customers	¥616,726	¥222,949	¥63,293	¥27,676	¥—	¥930,644
Intersegment	77	611	2,710	14,091	(17,489)	—

Total	616,803	223,560	66,003	41,767	(17,489)	930,644

Operating income	¥60,485	¥19,723	¥2,699	¥2,629	¥(15,834)	¥69,702

Identifiable assets at March 31, 2010	¥930,480	¥186,768	¥65,519	¥42,246	¥184,020	¥1,409,033
Depreciation	18,489	6,033	1,933	552	1,896	28,903
Capital expenditures	14,820	5,969	1,992	741	2,516	26,038

2009:
Revenues:
External customers	¥754,416	¥234,275	¥86,480	¥32,311	¥—	¥1,107,482
Intersegment	52	1,748	2,872	14,085	(18,757)	—

Total	754,468	236,023	89,352	46,396	(18,757)	1,107,482

Operating income	¥103,831	¥3,121	¥8,004	¥1,812	¥(13,953)	¥102,815

Identifiable assets at March 31, 2009	¥899,104	¥206,793	¥73,947	¥45,225	¥160,755	¥1,385,824
Depreciation	20,040	6,062	1,953	485	1,927	30,467
Capital expenditures	24,072	5,285	1,988	618	1,374	33,337

(Notes)

1.	The unallocated corporate expenses included in "Adjustments" amounted to ¥18,066 million, ¥15,834 million, and ¥13,953 million for the years ended March 31, 2011, 2010, and 2009, respectively. The unallocated corporate assets included in "Adjustments" amounted to ¥182,602 million, ¥190,282 million, and ¥167,079 million at March 31, 2011, 2010, and 2009, respectively, which consisted mainly of cash and cash equivalents, investment securities, and corporate properties held or used by the administration departments of the parent company. "Adjustments" also included the elimination of intersegment transactions.
2.	The aggregated amounts of operating income equal to those in the consolidated statements of income, and refer to the consolidated statements of income for the reconciliation of operating income to income before income taxes and equity in net income of affiliated companies.
3.	Intersegment revenues are recorded at values that approximate market prices.

Revenues from External Customers by Product Groups

Information for revenues from external customers by product groups is summarized as follows:

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Farm & Industrial Machinery:
Farm Equipment and Engines	¥580,671	¥561,165	¥671,292
Construction Machinery	70,847	55,561	83,124

	651,518	616,726	754,416

Water & Environment Systems:
Pipe-related Products	121,836	144,465	153,514
Environment-related Products	70,932	78,484	80,761

	192,768	222,949	234,275

Social Infrastructure	60,439	63,293	86,480
Other	28,960	27,676	32,311

Total	¥933,685	¥930,644	¥1,107,482

Geographic Segments

Information for revenues from external customers by destination and long-lived assets based on physical location are summarized as follows:

(¥ in millions)
	2011	2010	2009
Revenues from external customers by destination for the years ended March 31:
Japan	¥477,913	¥501,663	¥549,189
North America	189,330	174,371	274,151
Europe	75,762	67,791	108,742
Asia Outside Japan	160,533	148,589	139,069
Other Areas	30,147	38,230	36,331

Total	¥933,685	¥930,644	¥1,107,482

Long-lived assets based on physical location at March 31:
Japan	¥177,460	¥183,042	¥190,662
North America	16,146	20,210	21,442
Asia Outside Japan	18,794	13,983	10,002
Other Areas	4,958	3,658	3,515

Total	¥217,358	¥220,893	¥225,621

(Notes)

1.	Revenues from North America include those from the United States of ¥167,553 million, ¥146,319 million, and ¥236,473 million for the years ended March 31, 2011, 2010, and 2009, respectively.
2.	There is no single customer, revenues from whom exceed 10% of total consolidated revenues of the Company.

Subsequent Events	12 Months Ended
Mar. 31, 2011
Subsequent Events
Subsequent Events

21. SUBSEQUENT EVENTS

On May 11, 2011, the Company's Board of Directors resolved to pay a cash dividend to shareholders of record on March 31, 2011 of ¥7 per common share (¥35 per 5 common shares) or a total of ¥8,905 million.

Summary of Significant Accounting Policies (Policy)	12 Months Ended
Mar. 31, 2011
Summary of Significant Accounting Policies
Basis of Financial Statements	Basis of Financial Statements The consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the parent company and all majority-owned subsidiaries. The accounts of certain consolidated subsidiaries that have December 31 fiscal year-ends have been included in the March 31 consolidated financial statements. The accounts of variable interest entity ("VIE") are included in the consolidated financial statements, as applicable.

The Company is involved with a VIE which engages in farming by water culture. The VIE has been consolidated since the Company is the primary beneficiary. Total assets of the VIE at March 31, 2011 and 2010 were ¥199 million and ¥219 million, respectively. There are no restrictions on the use of the VIE's assets. Also, the creditors or beneficial interest holders of the consolidated VIE have no recourse to the general credit of the Company.

The Company is not a primary beneficiary of the unconsolidated VIEs and does not hold any significant variable interests in these VIEs.

Intercompany items have been eliminated in consolidation.

Investments in affiliates in which the Company has the ability to exercise significant influence over their operating and financial policies, but where the Company does not have a controlling financial interest are accounted for using the equity method.

Use of Estimates

Use of Estimates

Preparing financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect reported amounts and related disclosures. Significant estimates and assumptions are used primarily in the area of inventory valuation, impairment of investments, collectability of notes and receivables, impairment of long-lived assets, product warranties, accruals for employee retirement and pension plans, valuation allowance for deferred tax assets, uncertain tax positions, revenue recognition for long-term contracts, and loss contingencies. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation

The assets and liabilities of foreign subsidiaries, using the local currency as their functional currency, are translated to Japanese yen based on the current exchange rate prevailing at each balance sheet date and any resulting translation adjustments are included in accumulated other comprehensive income (loss). Revenues and expenses are translated into Japanese yen using the average exchange rates prevailing for each period presented.

Cash and Cash Equivalents
Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Time deposits with original maturities of three months or less amounting to ¥28,907 million, ¥24,230 million, and ¥4,022 million, respectively, were included in cash and cash equivalents at March 31, 2011, 2010, and 2009. The restricted cash, which is pledged as collateral and receipt as advance payment for public works, is not included in cash and cash equivalents but included in other current assets and amounted to ¥925 million, ¥573 million, and ¥566 million at March 31, 2011, 2010, and 2009, respectively.

Inventories	Inventories Inventories are stated at the lower of cost or market. Cost is determined by the average-cost method.
Investments

Investments

The Company classifies all its marketable equity securities as available-for-sale and carries them at fair value with a corresponding recognition of the net unrealized holding gains or losses (net of tax) as an item of other comprehensive income (loss) in equity. The fair values of those securities are determined based on quoted market prices.

Gains and losses on sales of available-for-sale securities as well as other nonmarketable equity securities which are carried at cost are computed on the average-cost method. When a decline in a value of the marketable security is deemed to be other-than -temporary, the Company recognizes an impairment loss to the extent of the decline. In determining if and when such a decline in value is other than temporary, the Company evaluates the extent to which cost exceeds market value, the duration of market declines, and other key measures. Other non-marketable securities are stated at cost and reviewed periodically for impairment.

Allowance for Doubtful Accounts and Credit Losses

Allowance for Doubtful Accounts and Credit Losses

The Company provides an allowance for doubtful receivables. The allowance for doubtful receivables is determined on the basis of the collection status of receivables, historical credit loss experience, economic trends, customer's ability to repay, and collateral values. Historical collection trends, as well as prevailing and anticipated economic conditions, are routinely monitored by management, and any required adjustment to the allowance is reflected in current operations.

Property, Plant, and Equipment

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation. Depreciation expenses related to manufacturing activities are included in cost of revenues, and the other depreciation expenses are classified in selling, general, and administrative expenses. Depreciation of those assets is principally computed using the declining-balance method based on the estimated useful lives of the assets. The estimated useful lives range from 10 to 50 years for buildings and from 2 to 14 years for machinery and equipment.

Long-Lived Assets

Long-Lived Assets

The Company evaluates long-lived assets to be held and used for impairment using an estimate of undiscounted cash flows whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If the estimate of undiscounted cash flows is less than the carrying amount of the assets, an impairment loss is recorded based on the fair value of the assets. The Company evaluates long-lived assets to be disposed of by sale at the lower of carrying amount or fair value less cost to sell.

Retirement and Pension Plans

Retirement and Pension Plans

The funded status of the Company's defined benefit pension plans and severance indemnity plans are recognized as an asset or a liability in the consolidated balance sheets with a corresponding adjustment to pension liability adjustment in accumulated other comprehensive income (loss), net of tax. The funded status is measured as the difference between the fair value of plan assets and the benefit obligation at March 31, the measurement date.

The Company amortizes the prior service costs (benefits) due to the amendments of the benefit plans over the average remaining service period of the participants at the time of amendments. The Company recognizes any net actuarial gains and losses in excess of 20% of the larger of the projected benefit obligation or plan assets in the year following the year in which such gains and losses were incurred, while the portion between10% and 20% is amortized over the average participants' remaining service period.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are computed based on the differences between the financial statement and the income tax bases of assets and liabilities and tax loss and other carry forwards using the enacted tax rate. A valuation allowance is established, when necessary, to reduce deferred tax assets to the amount that management believes will more likely than not be realized.

The Company recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.

Sales Tax	Sales Tax Revenues are presented exclusive of sales tax.
Revenue Recognition

Revenue Recognition

The Company recognizes revenue related to product sales when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured. The Company records estimated reductions to sales at the time of sale for sales incentive programs including product discounts, customer promotions, and volume-based rebates.

The sales of environmental and other plant and equipment are recorded when the installation of plant and equipment is completed and accepted by the customer for short-term contracts, and recorded under the percentage-of-completion method of accounting for long-term contracts. (See Note 9. REVENUE RECOGNITION FOR LONG-TERM CONTRACTS.) Estimated losses on sales contracts are charged to income in the period in which they are identified. The percentages of revenues to consolidated revenues for the years ended March 31, 2011, 2010, and 2009 that pertain to long-term contracts were 2.2%, 2.1%, and 1.9%, respectively.

Finance income is recognized over the terms of the receivables using the interest method.

Research and Development and Advertising	Research and Development and Advertising Research and development and advertising costs are expensed as incurred.
Shipping and Handling Costs	Shipping and Handling Costs Shipping and handling costs are included in selling, general, and administrative expenses.
Expense from the Payments for Health Hazard of Asbestos

Expense from the Payments for Health Hazard of Asbestos

The Company expenses payments to certain residents who lived near the Company's plant and current and former employees when the Company determines that a payment is warranted based on the medical condition of the individual concerned and in accordance with the Company's policies and procedures.

The Company also accrues an estimated loss from asbestos-related matters by a charge to income if both of the following conditions are met:

(a)	It is probable that a liability has been incurred at the date of financial statements.

(b)	The amount of loss can be reasonably estimated.

(See Note 18. COMMITMENTS AND CONTINGENCIES.)

Derivative Financial Instruments

Derivative Financial Instruments

All derivatives are recognized in the consolidated balance sheets at fair value and are reported in other current assets, other assets, other current liabilities, or other long-term liabilities.

On the date the derivative contract is entered into, the Company designates the derivative as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge).

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges to specific assets and liabilities on the consolidated balance sheets or to specific firm commitments or forecasted transactions. The Company considers its hedges to be highly effective in offsetting changes in cash flows of hedged items, because the currency, index of interest rates, amount, and terms of the derivatives correspond to those of the hedged items in accordance with the Company's policy.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the designated hedged item. The ineffective portion of changes in the fair value of derivatives is immediately recorded in earnings.

The Company also uses derivatives not designated as cash flow hedges in certain relationships for economic purposes. Changes in the fair value of derivatives not designated are reported in earnings immediately.

Fair Value Measurement

Fair Value Measurement

Certain assets and liabilities that fall within the scope of the fair value measurements are classified into three levels.

Level 1	–	Quoted prices in active markets for identical assets or liabilities.

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Level 3	–	Unobservable inputs for the assets or liabilities. These are measured using entity's own assumptions and inputs that are reasonably available or inputs many market participants use with reasonable confidence because observable inputs are not available due to lack of similar assets or liabilities in active markets or inappropriate market price by a decline of liquidity.

Securitization of Receivables

Securitization of Receivables

The Company sold trade receivables to investors through independent securitization trusts until the year ended March 31, 2009. At the time the receivables are sold to the securitization trusts, the balances are removed from the consolidated balance sheets of the Company. The investment in the sold receivables pool is allocated between the portion sold and the portion retained based on their relative fair values on the date of sale. The gain or loss for each qualifying sale of receivables is determined based on book value allocated to the portion sold. If forecasted future cash flows result in an other-than-temporary decline in the fair value of the retained interests, then an impairment loss is recognized to the extent that the fair value is less than the carrying amount. Such losses would be included in the consolidated statements of income. The Company estimates fair value based on the present value of expected future cash flows less credit losses.

Net income attributable to Kubota Corporation per common share

Net income attributable to Kubota Corporation per common share

Net income attributable to Kubota Corporation per common share is computed by dividing net income attributable to Kubota Corporation by the weighted-average number of common shares outstanding during each year. The weighted average number of common shares outstanding for the years ended March 31, 2011, 2010, and 2009 was 1,271,778,025, 1,271,985,454 and 1,275,574,702, respectively. There were no potentially dilutive shares outstanding for the years ended March 31, 2011, 2010, and 2009.

New Accounting Standards

New Accounting Standards

In June 2009, the Financial Accounting Standards Board ("FASB") issued a new accounting standard related to improvements to financial reporting by enterprises involved with VIE. This standard requires an analysis to determine whether the enterprise's variable interest or interests give it a controlling financial interest in a VIE. This standard also requires ongoing reassessments of whether an enterprise is the primary beneficiary of a VIE and eliminates the quantitative approach previously required for determining the primary beneficiary of a VIE. This standard was effective for fiscal years beginning after November 15, 2009 and was adopted by the Company on April 1, 2010. The adoption of this standard did not have an impact on the Company's consolidated financial statements.

In October 2009, the FASB issued a new accounting standard related to revenue recognition for multiple-deliverable arrangements. This standard requires that arrangement consideration be allocated to all deliverables using a selling price or estimated selling price and eliminates the residual method of allocation. This standard also requires additional qualitative and quantitative disclosures. This standard was effective for fiscal years beginning on or after June 15, 2010 and can be applied prospectively for revenue arrangements entered into or materially modified, or retrospectively for all prior periods. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.

In July 2010, the FASB issued a new accounting standard related to disclosures about the credit quality of financing receivables and the allowance for credit losses. This standard requires a greater level of disaggregated information about the credit quality of financing receivables and allowance for credit losses. The disclosures as of the end of a reporting period were effective for interim and annual reporting periods which ended on or after December 15, 2010 and were adopted by the Company in the third quarter ended December 31, 2010. The disclosures about activity that occurs during a reporting period were effective for interim and annual reporting periods beginning on or after December 15, 2010 and were adopted by the Company in the fourth quarter ended March 31, 2011. The adoption of this standard did not have an impact on the Company's consolidated results of operations or financial position. In April 2011, the FASB issued amendments to the above standard to clarify the definition of troubled debt restructurings, following an announcement made in January 2011, which had deferred the effective date for its disclosure. The amendments are effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. The Company is currently calculating the impact of adoption of this standard on the consolidated financial statements.

In May 2011, the FASB issued a new accounting standard to expand existing disclosure requirements for fair value measurements and change the wording largely in order to eliminate difference between U.S. GAAP and International Financial Reporting Standards. This standard is effective during interim and annual periods beginning after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.

In June 2011, the FASB issued a new accounting standard related to the presentation of Comprehensive Income. This standard requires entities to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements and to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. This standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.

Inventories (Tables)	12 Months Ended
Mar. 31, 2011
Inventories
Schedule of Inventory

(¥ in millions)
At March 31:	2011	2010
Finished products	¥109,043	¥111,280
Spare parts	23,960	23,544
Work in process	24,477	22,498
Raw materials and supplies	16,737	15,001

	¥174,217	¥172,323

Investments in and Loan Receivables from Affiliated Companies (Tables)	12 Months Ended
Mar. 31, 2011
Investments in and Loan Receivables from Affiliated Companies
Schedule of Investments in and Loan Receivables

(¥ in millions)
At March 31:	2011	2010
Investments	¥16,335	¥15,667
Loan receivables	234	278

	¥16,569	¥15,945

Schedule of Financial Information of Affiliated Companies

(¥ in millions)
At March 31:	2011	2010
Current assets	¥54,358	¥55,958
Noncurrent assets	59,853	62,414

Total assets	114,211	118,372
Current liabilities	59,068	61,495
Noncurrent liabilities	16,083	19,441

Net assets	¥39,060	¥37,436

Schedule of Revenue and Net Income

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Revenues	¥222,694	¥210,492	¥216,430
Cost of revenues	162,836	155,350	160,690
Net income	1,442	873	419

Other Investments (Tables)	12 Months Ended
Mar. 31, 2011
Other Investments
Schedule of Cost, Fair Value, and Gross Unrealized Holding Gains and Losses for Securities

(¥ in millions)
	2011				2010
At March 31:	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥25,525	¥34,839	¥10,403	¥1,089	¥24,422	¥44,186	¥19,775	¥11
Other equity securities	14,883	55,634	40,793	42	16,080	54,985	38,946	41

	¥40,408	¥90,473	¥51,196	¥1,131	¥40,502	¥99,171	¥58,721	¥52

Schedule of Gross Unrealized Losses on, and Related Fair Value of Available-For-Sale Securities

(¥ in millions)
	2011				2010
	Less than 12 months		12 months or longer		Less than 12 months		12 months or longer
At March 31:	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥9,283	¥1,089	¥—	¥—	¥22	¥11	¥—	¥—
Other equity securities	625	42	—	—	700	41	—	—

	¥9,908	¥1,131	¥—	¥—	¥722	¥52	¥—	¥—

Schedule of Sales of Available-For-Sale Securities and Gross Realized Gains and Losses

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Proceeds from sales of available-for-sale securities	¥6,188	¥3,588	¥182
Gross realized gains	4,843	1,821	20
Gross realized losses	—	—	(132)

Sales Financing Receivables and Other Loan Receivables (Tables)	12 Months Ended
Mar. 31, 2011
Sales Financing Receivables and Other Loan Receivables
Schedule of Finance Receivables - Net

(¥ in millions)
At March 31:	2011	2010
Retail finance receivable	¥193,985	¥211,875
Less: Allowance for credit losses	(603)	(512)

Retail—net	193,382	211,363

Finance lease receivable	127,056	106,774
Less: Unearned income	(17,674)	(15,630)
Less: Allowance for credit losses	(2,498)	(1,194)

Finance leases—net	106,884	89,950

Total finance receivables—net	300,266	301,313
Less: current portion	(100,437)	(104,840)

Long-term finance receivables—net	¥199,829	¥196,473

Schedule of Long-Term Trade Accounts Receivable - Net

(¥ in millions)
At March 31:	2011	2010
Long-term trade accounts receivable
Current	¥24,500	¥21,306
Non-current	27,487	26,688

Total long-term trade accounts receivable	51,987	47,994
Less: Allowance for doubtful accounts	(1,016)	(384)

Long-term trade accounts receivable—net	¥50,971	¥47,610

Schedule of Annual Maturities of Retail Finance Receivables and Long-Term Trade Accounts Receivable and Future Minimum Lease Payments on Finance Leases

(¥ in millions)
Years ending March 31:	Retail finance receivable	Finance lease receivable	Long-term trade accounts receivable
2012	¥65,779	¥43,353	¥24,500
2013	55,808	32,191	11,105
2014	43,040	22,146	7,559
2015	25,555	15,265	4,749
2016	3,047	9,251	2,542
2017 and thereafter	756	4,850	1,532

Total	¥193,985	¥127,056	¥51,987

Schedule of Finance Income and Expenses

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Finance income	¥20,128	¥21,364	¥23,242
Finance expenses	8,773	10,029	11,578

Schedule of Recorded Investment in Sales Financing Receivables by Type of Receivables, Region, and Credit Quality Indicator

(¥ in millions)
	Retail finance receivable	Finance lease receivable		Long-term trade accounts receivable
Credit risk profile by internally assigned rank:	North America	Japan	Asia Outside Japan	Japan
Rank A	¥183,973	¥9,485	¥98,444	¥49,058
Rank B	9,713	181	1,272	2,890
Rank C	299	—	—	39

Total	¥193,985	¥9,666	¥99,716	¥51,987

Schedule of Age Analysis of Past Due Sales Financing Receivables by Type of Receivables and Region

(¥ in millions)
Type of receivables	Region	Up to 30 days Past due	31-60 days Past due	61-90 days Past due	Greater than 90 days Past due	Total Past due	Current	Total
Retail finance receivable	North America	¥8,061	¥868	¥175	¥895	¥9,999	¥183,986	¥193,985
Finance lease receivable	Japan	67	14	6	94	181	9,485	9,666
Finance lease receivable	Asia Outside Japan	359	368	183	362	1,272	98,444	99,716
Long-term trade accounts receivable	Japan	834	278	145	1,515	2,772	49,215	51,987

Total		¥9,321	¥1,528	¥509	¥2,866	¥14,224	¥341,130	¥355,354

Allowance for Doubtful Accounts and Credit Losses (Tables)	12 Months Ended
Mar. 31, 2011
Allowance for Doubtful Accounts and Credit Losses
Schedule of Allowance for Doubtful Accounts and Credit Losses

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Allowance for doubtful notes and accounts receivable:
Balance at beginning of year	¥2,821	¥2,512	¥1,983
Provision	300	636	1,041
Charge-offs	(77)	(46)	(32)
Other	(238)	(281)	(480)

Balance at end of year	¥2,806	¥2,821	¥2,512

Allowance for doubtful non-current receivables:
Balance at beginning of year	¥770	¥859	¥981
Provision	259	59	50
Charge-offs	(93)	(74)	(1)
Other	(4)	(74)	(171)

Balance at end of year	¥932	¥770	¥859

Allowance for credit losses on finance receivables:
Balance at beginning of year	¥1,706	¥1,586	¥1,380
Provision	2,304	855	914
Charge-offs	(780)	(327)	(308)
Other	(129)	(408)	(400)

Balance at end of year	¥3,101	¥1,706	¥1,586

Schedule of Allowance for Doubtful Accounts and Credit Losses and Recorded Investment in Financing Receivables

(¥ in millions)
Allowance for doubtful accounts and credit losses For the year ended March 31, 2011:	Retail finance receivable	Finance lease receivable	Long-term trade accounts receivable	Total
Balance at beginning of year	¥512	¥1,194	¥402	¥2,108
Provision	727	1,577	614	2,918
Charge-offs	(567)	(213)	—	(780)
Other	(69)	(60)	—	(129)

Balance at end of year	¥603	¥2,498	¥1,016	¥4,117

Individually evaluated for impairment	299	—	19	318
Collectively evaluated for impairment	304	2,498	997	3,799

Recorded Investment at March 31, 2011:
Balance at end of year	¥193,985	¥109,382	¥51,987	¥355,354

Individually evaluated for impairment	299	—	39	338
Collectively evaluated for impairment	193,686	109,382	51,948	355,016

Short-Term Borrowings and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2011
Short-Term Borrowings and Long-Term Debt
Schedule of Long-Term Debt

(¥ in millions)
At March 31:	Due in years ending March 31:	2011	2010
Unsecured bonds:
Yen notes (fixed rate 1.20%)	2011	—	¥10,000
Yen notes (floating rate 0.70%)	2012	¥4,000	4,000
Yen notes (floating rate 0.75%)	2013	4,000	4,000
Yen notes (floating rate 0.75%)	2013	2,000	2,000
Yen notes (floating rate 0.47%)	2013	5,000	5,000
U.S. $ notes (floating rate 0.72%)	2013	4,050	4,600
Yen notes (fixed rate 1.54%)	2013	10,000	10,000
Yen notes (fixed rate 1.27%)	2013	10,000	10,000
Yen notes (fixed rate 1.53%)	2015	10,000	10,000
Loans, principally from banks and insurance companies, maturing on various dates through 2019:
Collateralized		17,322	24,216
Unsecured		207,826	224,963
Capital lease obligations		3,118	5,986

Total		277,316	314,765
Less: current portion		(85,556)	(71,432)

		¥191,760	¥243,333

Schedule of Annual Maturities of Long-Term Debt

(¥ in millions)
Years ending March 31:
2012	¥85,556
2013	97,610
2014	51,441
2015	25,170
2016	8,199
2017 and thereafter	9,340

Total	¥277,316

Schedule of Assets Pledged as Collateral

(¥ in millions)
At March 31:	2011	2010
Trade accounts	1,403	17,806
Short-term finance receivables	8,575	18,445
Other current assets *1	162	573
Long-term finance receivables	10,871	12,447
Property, plant, and equipment	6,100	6,233

Total	¥27,111	¥55,504

*1	Other current assets represent the restricted cash which is pledged as collateral in accordance with the terms of borrowing.

Schedule of Assets Pledged Against Liabilities

(¥ in millions)
At March 31:	2011	2010
Short-term borrowings	¥4,710	¥20,751
Current portion of long-term debt	7,345	14,137
Long-term debt	9,977	10,079

Total	¥22,032	¥44,967

Retirement and Pension Plans (Tables)	12 Months Ended
Mar. 31, 2011
Retirement and Pension Plans
Schedule of Funded Status and the Amounts Recognized in the Consolidated Balance Sheets

(¥ in millions)
At March 31:	2011	2010
Funded status:
Benefit obligations	¥165,637	¥168,974
Fair value of plan assets	130,437	129,156

Funded status-net	¥(35,200)	¥(39,818)

Amounts recognized in the consolidated balance sheets:
Accrued retirement and pension costs	¥(35,285)	¥(40,177)
Prepaid expenses for benefit plans, included in other assets	85	359

Amounts recognized in the consolidated balance sheets-net	¥(35,200)	¥(39,818)

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income, Before Tax

(¥ in millions)
At March 31:	2011	2010
Actuarial loss	¥28,344	¥24,192
Prior service benefit	(3,628)	(4,436)

Total recognized in accumulated other comprehensive income, before tax	¥24,716	¥19,756

Schedule of Projected Benefit Obligations and Fair Value of Plan Assets

(¥ in millions)
At March 31:	2011	2010
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥163,060	¥166,643
Fair value of plan assets	127,775	126,466

Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥161,322	¥165,148
Fair value of plan assets	126,380	125,074

Schedule of Changes in Benefit Obligations

(¥ in millions)
	2011	2010
Change in benefit obligations:
Benefit obligations at beginning of year	¥168,974	¥167,277
Service cost	6,117	5,933
Interest cost	3,315	3,646
Actuarial loss (gain)	(831)	3,729
Benefits paid (lump-sum payments)	(7,226)	(7,913)
Benefits paid (annuity payments)	(4,349)	(4,247)
Foreign currency exchange rate changes	(363)	549

Benefit obligations at end of year	¥165,637	¥168,974

Accumulated benefit obligations at March 31	¥164,942	¥168,377

Weighted-average assumptions used in calculating benefit obligation at March 31 *1 :
Discount rate	2.6%	2.4%

*1	The rate of compensation increase is not used in the calculations of benefit obligations under the point-based benefits system.

Schedule of Changes in Plan Assets

(¥ in millions)
For the years ended March 31:	2011	2010
Fair value of plan assets at beginning of year	¥129,156	¥111,006
Actual return on plan assets	(2,694)	13,064
Employer contributions	13,427	13,830
Benefits paid (lump-sum payments)	(4,763)	(5,053)
Benefits paid (annuity payments)	(4,349)	(4,247)
Foreign currency exchange rate changes	(340)	556

Fair value of plan assets at end of year	¥130,437	¥129,156

Schedule of Fair Value of Plan Assets

(¥ in millions)
at March 31	Level 1	Level 2	Level 3	Total
2011 :
Equity securities:
Financial institutions (Japanese companies)	¥5,318	¥—	¥—	¥5,318
Other industries (Japanese companies)	4,390	—	—	4,390
Pooled funds (Japanese companies) *1	—	19,054	—	19,054
Pooled funds (foreign companies) *1	—	22,639	—	22,639
Debt securities:
Pooled funds (Japanese issuers) *2	—	61,575	—	61,575
Pooled funds (foreign issuers) *3	—	11,766	—	11,766
Cash and short-term investments	1,084	2,168	—	3,252
General accounts of insurance company	—	1,923	—	1,923
Other assets *4	—	204	316	520

Fair value of plan assets	¥10,792	¥119,329	¥316	¥130,437

2010 :
Equity securities:
Financial institutions (Japanese companies)	¥6,805	¥—	¥—	¥6,805
Other industries (Japanese companies)	5,129	—	—	5,129
Pooled funds (Japanese companies) *1	—	20,284	—	20,284
Pooled funds (foreign companies) *1	—	22,764	—	22,764
Debt securities:
Pooled funds (Japanese issuers) *2	—	58,377	—	58,377
Pooled funds (foreign issuers) *3	—	10,998	—	10,998
Cash and short-term investments	1,056	1,509	—	2,565
General accounts of insurance company	—	1,717	—	1,717
Other assets *4	—	205	312	517

Fair value of plan assets	¥12,990	¥115,854	¥312	¥129,156

*1	These funds are invested in listed equity securities.
*2	These funds are invested in approximately 85% Japanese government and municipal bonds, and 15% Japanese corporate bonds.
*3	These funds are invested in foreign government bonds.
*4	This class includes the pooled funds which invest in private equity.

Schedule of Net Periodic Benefit Cost for Defined Benefit Pension Plans and Severance Indemnity Plans

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Net periodic benefit cost:
Service cost	¥6,117	¥5,933	¥5,944
Interest cost	3,315	3,646	3,730
Expected return on plan assets	(2,585)	(2,200)	(2,428)
Amortization of prior service benefit	(808)	(808)	(808)
Amortization of actuarial loss	472	9,611	128

Total	¥6,511	¥16,182	¥6,566

Weighted-average assumptions used in calculating net periodic benefit cost *1 :
Expected return on plan assets	2.5%	2.5%	2.5%
Discount rate	2.4%	2.5%	2.5%

*1	The rate of compensation increase is not used in the calculations of net periodic benefit cost under the point-based benefits system.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss), Before Tax

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Actuarial gain (loss) recognized in other comprehensive income	¥(4,602)	¥7,712	¥(22,897)
Reclassification adjustment for prior service benefit realized in net income	(808)	(808)	(808)
Reclassification adjustment for actuarial loss realized in net income	472	9,611	128

Net recognized in other comprehensive income (loss), before tax	¥(4,938)	¥16,515	¥(23,577)

Schedule of Estimated Prior Service Benefit and Actuarial Loss

(¥ in millions)
Prior service benefit	¥(808)
Actuarial loss	693

Schedule of Expected Benefit Payments to the Participants

(¥ in millions)
Years ending March 31:
2012	¥11,871
2013	12,069
2014	11,469
2015	11,350
2016	10,961
2017-2021	47,574

Revenue Recognition for Long-Term Contracts (Tables)	12 Months Ended
Mar. 31, 2011
Revenue Recognition for Long-Term Contracts
Schedule of Notes and Accounts Receivable

(¥ in millions)
	2011			2010
At March 31:	Less than 1 year	1-2 years	Over 2 years	Less than 1 year	1-2 years	Over 2 years
Notes receivable	¥241	¥—	¥—	¥176	¥—	¥—
Accounts receivable	12,553	789	—	7,945	236	—

	¥12,794	¥789	¥—	¥8,121	¥236	¥—

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2011
Income Taxes
Schedule of Income from Continuing Operations Before Income Taxes and Equity in Net Income

(¥ in millions)
For the years ended March 31:	2011	2010	2009

Income before income taxes and equity in net income of affiliated companies:
Domestic	¥54,306	¥42,208	¥35,739
Foreign	36,994	31,275	47,520

Total	¥91,300	¥73,483	¥83,259

Income taxes:
Current—
Domestic	¥12,312	¥16,462	¥5,719
Foreign	14,825	12,078	17,918

	27,137	28,540	23,637

Deferred—
Domestic	6,142	(2,090)	7,073
Foreign	(2,595)	(473)	(1,964)

	3,547	(2,563)	5,109

Total	¥30,684	¥25,977	¥28,746

Schedule of Effective Income Tax Rate Reconciliation

For the years ended March 31:	2011	2010	2009
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	40.6%	40.6%	40.6%
Increase (decrease) in taxes resulting from:
Increase (decrease) in valuation allowance	(0.6)	(0.2)	0.4
Permanently nondeductible expenses *1	0.3	0.4	4.1
Nontaxable dividend income	(0.5)	(0.4)	(0.7)
Extra tax deduction on expenses for research and development	(2.3)	(2.8)	(0.5)
Reversal of taxes provided on unremitted earnings of foreign subsidiaries and affiliates *2	—	—	(8.3)
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(2.0)	(1.7)	—
Other—net	(1.9)	(0.5)	(1.1)

Effective income tax rates applied to income before income taxes and equity in net income of affiliated companies	33.6%	35.4%	34.5%

*1	Permanently nondeductible expenses for the year ended March 31, 2009 consisted primarily of nondeductible surcharge expense of ¥2,958 million for the alleged violation of the Anti-Monopoly Law.
*2

Reversal of taxes provided on unremitted earnings of foreign subsidiaries and affiliates for the year ended March 31, 2009 amounting to ¥6,870 million was due to Japanese tax law revision related to the taxation of dividends from overseas subsidiaries and affiliates.

Schedule of Deferred Tax Assets

(¥ in millions)
At March 31:	2011	2010
Other current assets	¥28,884	¥29,938
Other assets	5,814	4,199
Other current liabilities	(1)	(4)
Other long-term liabilities	(2,648)	(3,119)

Net deferred tax assets	¥32,049	¥31,014

Schedule of Components of Deferred Tax Assets and Liabilities

(¥ in millions)
At March 31:	2011	2010
Deferred tax assets:
Allowance for doubtful receivables	¥1,465	¥1,030
Intercompany profits	7,786	7,483
Adjustment of investment securities	8,273	8,334
Write-downs of inventories and fixed assets	1,708	1,404
Accrued bonus	6,000	5,847
Retirement and pension costs	17,197	19,115
Tax loss and credit carryforwards	3,287	4,025
Other temporary differences	21,661	21,737

Gross deferred tax assets	67,377	68,975
Less: valuation allowance	(986)	(1,509)

Net deferred tax assets	¥66,391	¥67,466

Deferred tax liabilities:
Adjustment of investment securities	¥22,605	¥25,554
Unremitted earnings of foreign subsidiaries and affiliates	8,237	7,284
Other temporary differences	3,500	3,614

Gross deferred tax liabilities	¥34,342	¥36,452

Schedule of Summary of Valuation Allowance

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Balance at beginning of year	¥1,509	¥1,631	¥1,326
Addition	447	391	565
Deduction	(970)	(513)	(260)

Balance at end of year	¥986	¥1,509	¥1,631

Schedule of Unrecognized Tax Benefits

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Balance at beginning of year	¥200	¥6,759	¥6,950
Gross increase for tax positions taken in prior years	87	26	31
Gross decrease for tax positions taken in prior years	(9)	(2,029)	(23)
Settlements	(8)	(4,534)	(108)
Lapse of statute of limitations	(19)	(27)	(15)
Other	(28)	5	(76)

Balance at end of year	¥223	¥200	¥6,759

Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2011
Shareholders' Equity
Schedule of Accumulated Other Comprehensive Income (Loss)

(¥ in millions)
At March 31:	2011	2010
Foreign currency translation adjustments	¥(65,689)	¥(42,215)
Unrealized gains on securities	15,922	21,050
Unrealized losses on derivatives	(787)	(1,592)
Pension liability adjustments	(14,827)	(11,734)

Total accumulated other comprehensive loss	¥(65,381)	¥(34,491)

Schedule of Effects of Changes in Ownership Interests in Subsidiaries

(¥ in millions)
For the years ended March 31:	2011	2010
Net income attributable to Kubota Corporation	¥54,822	¥42,326

Transfers from (to) the noncontrolling interests:
Increase in capital surplus for purchases of noncontrolling interests	425	125
Decrease in capital surplus for purchases of noncontrolling interests	(726)	(3,828)
Increase in capital surplus for changes in ownership interests in subsidiaries from other transactions	199	—
Decrease in capital surplus for changes in ownership interests in subsidiaries from other transactions	—	(206)

Net transfers to the noncontrolling interests	(102)	(3,909)

Change from net income attributable to Kubota Corporation and transfer to noncontrolling interests	¥54,720	¥38,417

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2011
Other Comprehensive Income (Loss)
Schedule of Other Comprehensive Income (Loss)

(¥ in millions)
	2011			2010			2009
For the years ended March 31:	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(26,930)	¥548	¥(26,382)	¥8,248	¥2	¥8,250	¥(62,293)	¥461	¥(61,832)
Reclassification adjustment for losses (gains) realized in net income	—	—	—	—	—	—	—	—	—

	(26,930)	¥548	¥(26,382)	8,248	2	8,250	(62,293)	461	(61,832)

Unrealized gains (losses) on securities:
Unrealized gains (losses) on securities arising during period	(5,536)	2,245	(3,291)	21,476	(8,718)	12,758	(53,868)	21,870	(31,998)
Reclassification adjustment for losses (gains) realized in net income	(3,087)	1,253	(1,834)	(1,678)	681	(997)	8,734	(3,019)	5,715

	(8,623)	3,498	(5,125)	19,798	(8,037)	11,761	(45,134)	18,851	(26,283)

Unrealized gains (losses) on derivatives:
Unrealized losses on derivatives arising during period	(662)	228	(434)	(1,310)	472	(838)	(2,378)	1,054	(1,324)
Reclassification adjustments for losses (gains) realized in net income	1,888	(650)	1,238	2,179	(785)	1,394	(316)	128	(188)

	1,226	(422)	804	869	(313)	556	(2,694)	1,182	(1,512)

Pension liability adjustments:
Pension liability adjustments arising during period	(4,602)	1,722	(2,880)	7,712	(3,133)	4,579	(22,897)	9,356	(13,541)
Reclassification adjustment for losses (gains) realized in net income	(336)	136	(200)	8,803	(3,574)	5,229	(680)	276	(404)

	(4,938)	1,858	(3,080)	16,515	(6,707)	9,808	(23,577)	9,632	(13,945)

Other comprehensive income (loss)	¥(39,265)	¥5,482	¥(33,783)	¥45,430	¥(15,055)	¥30,375	¥(133,698)	¥30,126	¥(103,572)

Schedule of Components of Other Comprehensive Income (Loss) Attributable to Parent and Noncontrolling Interest

(¥ in millions)
	2011			2010			2009
For the years ended March 31:	Kubota Corporation	Non-controlling Interests	Total	Kubota Corporation	Non-controlling Interests	Total	Kubota Corporation	Non-controlling Interests	Total
Foreign currency translation adjustments	¥(23,294)	¥(3,088)	¥(26,382)	¥6,408	¥1,842	¥8,250	¥(51,789)	¥(10,043)	¥(61,832)
Unrealized gains (losses) on securities	(5,128)	3	(5,125)	11,728	33	11,761	(26,270)	(13)	(26,283)
Unrealized gains (losses) on derivatives	805	(1)	804	570	(14)	556	(1,512)	—	(1,512)
Pension liability adjustments	(3,093)	13	(3,080)	9,723	85	9,808	(13,790)	(155)	(13,945)

Other comprehensive income (loss)	¥(30,710)	¥(3,073)	¥(33,783)	¥28,429	¥1,946	¥30,375	¥(93,361)	¥(10,211)	¥(103,572)

Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Derivative Financial Instruments
Schedule of Fair Values of Derivative Instruments

(¥ in millions)
	Other current assets		Other current liabilities		Other long-term liabilities
At March 31:	2011	2010	2011	2010	2011	2010
Derivatives designated as hedging instruments:
Foreign exchange contracts	¥3	¥14	¥—	¥—	¥—	¥—
Interest rate swap contracts	—	—	908	1,688	332	704
Cross-currency interest rate swap contracts	—	—	288	41	72	52

Total derivatives designated as hedging instruments	¥3	¥14	¥1,196	¥1,729	¥404	¥756

Derivatives not designated as hedging instruments:
Foreign exchange contracts	¥—	¥2	¥982	¥474	¥—	¥—
Interest rate swap contracts	—	—	110	230	15	142
Cross-currency interest rate swap contracts	—	—	1,158	1,032	1,021	1,491

Total derivatives not designated as hedging instruments	¥—	¥2	¥2,250	¥1,736	¥1,036	¥1,633

Total	¥3	¥16	¥3,446	¥3,465	¥1,440	¥2,389

Schedule of Derivative Instruments in Cash Flow Hedges

(¥ in millions)
	Gain (Loss) (before tax) Recognized in Other Comprehensive Income and Realized in Net Income
Derivative instruments in cash flow hedges	Effective Portion Recognized in OCI	Consolidated Statements of Income Line Item	Effective Portion Reclassified from Accumulated OCI to Net Income
For the year ended March 31, 2011:
Foreign exchange contracts	¥2	Revenues	¥13
Interest rate swap contracts	(943)	Interest expense	(2,193)
Cross-currency interest rate swap contracts	279	Interest expense	(142)
		Foreign exchange gain (loss)-net	434

Total	¥(662)		¥(1,888)

For the year ended March 31, 2010:
Foreign exchange contracts	¥356	Revenues	¥203
Interest rate swap contracts	(1,495)	Interest expense	(2,304)
Cross-currency interest rate swap contracts	(171)	Interest expense	(78)

Total	¥(1,310)		¥(2,179)

For the three months ended March 31, 2009:
Foreign exchange contracts	¥(139)	Revenues	¥563
Interest rate swap contracts	(1,637)	Interest expense	(177)

Total	¥(1,776)		¥386

Schedule of Derivative Instruments Not Designated as Hedging Instruments

(¥ in millions)
	Gain (Loss) (before tax) Recognized in Net Income
Derivative instruments not designated as hedging instruments	Consolidated Statements of Income Line Item	Gain (Loss) Recognized in Net Income
For the year ended March 31, 2011:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥2,659
Interest rate swap contracts	Other—net	32
Cross-currency interest rate swap contracts	Other—net	344

Total		¥3,035
For the year ended March 31, 2010:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥1,346
Interest rate swap contracts	Other—net	(175)
Cross-currency interest rate swap contracts	Other—net	(2,525)

Total		¥(1,354)

For the three months ended March 31, 2009:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥(5,026)
Interest rate swap contracts	Other—net	(340)
Cross-currency interest rate swap contracts	Other—net	(209)

Total		¥(5,575)

Fair Value of Financial Instruments and Concentration of Credit Risk (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value of Financial Instruments and Concentration of Credit Risk
Schedule of Carrying Value and Fair Value of Financial Instruments

(¥ in millions)
	2011		2010
At March 31:	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Finance receivables—net	¥193,382	¥193,749	¥211,363	¥212,021
Long-term trade accounts receivable	50,971	53,725	47,610	50,409
Financial liabilities:
Long-term debt	(274,198)	(274,507)	(308,779)	(309,258)

Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value Measurements
Schedule of Financial Assets and Liabilities

(¥ in millions)
At March 31:	Level 1	Level 2	Level 3	Total
2011:
Assets:
Available-for-sale securities:
Equity securities of financial institutions	¥34,839	¥—	¥—	¥34,839
Other equity securities	55,634	—	—	55,634
Derivatives:
Foreign exchange contracts	—	392	—	392

Total assets	¥90,473	¥392	¥—	¥90,865

Liabilities:
Derivatives:
Foreign exchange contracts	¥—	¥593	¥—	¥593
Interest rate swap contracts	—	1,365	—	1,365
Cross-currency interest rate swap contracts	—	2,539	—	2,539

Total liabilities	¥—	¥4,497	¥—	¥4,497

2010:
Assets:
Available-for-sale securities:
Equity securities of financial institutions	¥44,186	¥—	¥—	¥44,186
Other equity securities	54,985	—	—	54,985
Derivatives:
Foreign exchange contracts	—	16	—	16

Total assets	¥99,171	¥16	¥—	¥99,187

Liabilities:
Derivatives:
Foreign exchange contracts	¥—	¥474	¥—	¥474
Interest rate swap contracts	—	2,764	—	2,764
Cross-currency interest rate swap contracts	—	2,616	—	2,616

Total liabilities	¥—	¥5,854	¥—	¥5,854

Supplemental Expense Information (Tables)	12 Months Ended
Mar. 31, 2011
Supplemental Expense Information
Schedule of Supplemental Expense Information

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Research and development expenses	¥25,042	¥25,241	¥26,290
Advertising costs	7,178	7,658	9,721
Shipping and handling costs	37,836	36,497	49,172
Depreciation	26,517	28,903	30,467

Securitization of Receivables (Tables)	12 Months Ended
Mar. 31, 2011
Securitization of Receivables
Schedule of Cash Flows Received from Securitization Trusts

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Proceeds from collections reinvested in revolving-period securitizations	¥—	¥—	¥55,561
Servicing fees received	—	—	230

Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2011
Commitments and Contingencies
Schedule of Comprised Capital Leased Assets

(¥ in millions)
At March 31:	2011	2010
Machinery and equipment	¥7,616	¥11,633
Accumulated depreciation	(5,839)	(7,572)
Software	237	302

	¥2,014	¥4,363

Schedule of Annual Maturities of Future Minimum Lease Commitments Under Capital and Non-Cancelable Operating Leases

(¥ in millions)
Years ending March 31:	Capital Leases	Operating Leases
2012	¥2,060	¥906
2013	850	708
2014	137	525
2015	75	275
2016	28	165
2017 and thereafter	14	114

Total minimum lease payments	3,164	¥2,693

Less: amounts representing interest	(46)

Present value of net minimum capital lease payments	¥3,118

Schedule of Accrued Product Warranty Cost

(¥ in millions)
For the years ended March 31:	2011	2010
Balance at beginning of year	¥6,707	¥6,031
Addition	3,750	4,284
Utilization	(4,305)	(3,739)
Other	(554)	131

Balance at end of year	¥5,598	¥6,707

Supplemental Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2011
Supplemental Cash Flow Information
Schedule of Supplemental Information Related to Statements of Cash Flows

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Cash paid during the year:
Interest	¥6,914	¥9,614	¥12,768
Income taxes	44,207	15,336	38,472
Non-cash investing and financing activities:
Obtaining assets by entering into capital leases	201	2,740	2,916

Segment Information (Tables)	12 Months Ended
Mar. 31, 2011
Segment Information
Schedule of Information by Reporting Segment

(¥ in millions)
For the years ended March 31:	Farm & Industrial Machinery	Water & Environment Systems	Social Infrastructure	Other	Adjustments	Consolidated
2011:
Revenues:
External customers	¥651,518	¥192,768	¥60,439	¥28,960	¥—	¥933,685
Intersegment	64	1,594	2,657	15,837	(20,152)	—

Total	651,582	194,362	63,096	44,797	(20,152)	933,685

Operating income	¥86,487	¥13,121	¥2,463	¥2,096	¥(18,056)	¥86,111

Identifiable assets at March 31, 2011	¥918,656	¥170,691	¥62,092	¥39,386	¥166,027	¥1,356,852
Depreciation	15,870	6,010	1,931	697	2,009	26,517
Capital expenditures	13,871	4,861	3,764	691	764	23,951

2010:
Revenues:
External customers	¥616,726	¥222,949	¥63,293	¥27,676	¥—	¥930,644
Intersegment	77	611	2,710	14,091	(17,489)	—

Total	616,803	223,560	66,003	41,767	(17,489)	930,644

Operating income	¥60,485	¥19,723	¥2,699	¥2,629	¥(15,834)	¥69,702

Identifiable assets at March 31, 2010	¥930,480	¥186,768	¥65,519	¥42,246	¥184,020	¥1,409,033
Depreciation	18,489	6,033	1,933	552	1,896	28,903
Capital expenditures	14,820	5,969	1,992	741	2,516	26,038

2009:
Revenues:
External customers	¥754,416	¥234,275	¥86,480	¥32,311	¥—	¥1,107,482
Intersegment	52	1,748	2,872	14,085	(18,757)	—

Total	754,468	236,023	89,352	46,396	(18,757)	1,107,482

Operating income	¥103,831	¥3,121	¥8,004	¥1,812	¥(13,953)	¥102,815

Identifiable assets at March 31, 2009	¥899,104	¥206,793	¥73,947	¥45,225	¥160,755	¥1,385,824
Depreciation	20,040	6,062	1,953	485	1,927	30,467
Capital expenditures	24,072	5,285	1,988	618	1,374	33,337

(Notes)

1.	The unallocated corporate expenses included in "Adjustments" amounted to ¥18,066 million, ¥15,834 million, and ¥13,953 million for the years ended March 31, 2011, 2010, and 2009, respectively. The unallocated corporate assets included in "Adjustments" amounted to ¥182,602 million, ¥190,282 million, and ¥167,079 million at March 31, 2011, 2010, and 2009, respectively, which consisted mainly of cash and cash equivalents, investment securities, and corporate properties held or used by the administration departments of the parent company. "Adjustments" also included the elimination of intersegment transactions.
2.	The aggregated amounts of operating income equal to those in the consolidated statements of income, and refer to the consolidated statements of income for the reconciliation of operating income to income before income taxes and equity in net income of affiliated companies.
3.	Intersegment revenues are recorded at values that approximate market prices.

Schedule of Revenues from External Customers by Product Groups

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Farm & Industrial Machinery:
Farm Equipment and Engines	¥580,671	¥561,165	¥671,292
Construction Machinery	70,847	55,561	83,124

	651,518	616,726	754,416

Water & Environment Systems:
Pipe-related Products	121,836	144,465	153,514
Environment-related Products	70,932	78,484	80,761

	192,768	222,949	234,275

Social Infrastructure	60,439	63,293	86,480
Other	28,960	27,676	32,311

Total	¥933,685	¥930,644	¥1,107,482

Schedule of Information for Revenues from External Customers by Destination and Long-Lived Assets Based on Physical Location

(¥ in millions)
	2011	2010	2009
Revenues from external customers by destination for the years ended March 31:
Japan	¥477,913	¥501,663	¥549,189
North America	189,330	174,371	274,151
Europe	75,762	67,791	108,742
Asia Outside Japan	160,533	148,589	139,069
Other Areas	30,147	38,230	36,331

Total	¥933,685	¥930,644	¥1,107,482

Long-lived assets based on physical location at March 31:
Japan	¥177,460	¥183,042	¥190,662
North America	16,146	20,210	21,442
Asia Outside Japan	18,794	13,983	10,002
Other Areas	4,958	3,658	3,515

Total	¥217,358	¥220,893	¥225,621

(Notes)

1.	Revenues from North America include those from the United States of ¥167,553 million, ¥146,319 million, and ¥236,473 million for the years ended March 31, 2011, 2010, and 2009, respectively.
2.	There is no single customer, revenues from whom exceed 10% of total consolidated revenues of the Company.

Summary of Significant Accounting Policies (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Total assets of the VIE	¥ 199	¥ 219
Time deposits, total	28,907	24,230	4,022
Restricted cash	¥ 925	¥ 573	¥ 566
Net actuarial gain and losses	20.00%
Long term contracts for revenue recognition	2.20%	2.10%	1.90%
Deferred tax benefit	50.00%
Weighted average number of shares outstanding, basic	1,271,778,025	1,271,985,454	1,275,574,702
Potentially dilutive shares outstanding	0	0	0
Minimum [Member]
Defined benefit plan amortization of gains losses in percentage	10.00%
Maximum [Member]
Defined benefit plan amortization of gains losses in percentage	20.00%
Japan [Member]
Number of plants	20
United States [Member]
Number of plants	12
Building [Member]
Property, plant and equipment, useful life, minimum	10
Property, plant and equipment, useful life, maximum	50
Machinery and Equipment [Member]
Property, plant and equipment, useful life, minimum	2
Property, plant and equipment, useful life, maximum	14

Inventories (Schedule of Inventory) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Inventories
Finished products	¥ 109,043	¥ 111,280
Spare parts	23,960	23,544
Work in process	24,477	22,498
Raw materials and supplies	16,737	15,001
Total inventory, net	¥ 174,217	¥ 172,323

Investments in and Loan Receivables from Affiliated Companies (Schedule of Investments in and Loan Receivables) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Total Investments and loan receivables from affiliated companies	¥ 16,569	¥ 15,945
Affiliated Entity [Member]
Investments	16,335	15,667
Loan receivables	¥ 234	¥ 278

Investments in and Loan Receivables from Affiliated Companies (Schedule of Financial Information of Affiliated Companies) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Current assets	¥ 777,204	¥ 820,828
Total	1,356,852	1,409,033
Current liabilities	435,128	440,238
Noncurrent liabilities	240,363	297,176
Affiliated Entity [Member]
Current assets	54,358	55,958
Noncurrent assets	59,853	62,414
Total	114,211	118,372
Current liabilities	59,068	61,495
Noncurrent liabilities	16,083	19,441
Net assets	¥ 39,060	¥ 37,436

Investments in and Loan Receivables from Affiliated Companies (Schedule of Revenue and Net Income) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Revenues	¥ 933,685	¥ 930,644	¥ 1,107,482
Cost of revenues	678,653	681,374	810,226
Net income	54,822	42,326	48,064
Affiliated Entity [Member]
Revenues	222,694	210,492	216,430
Cost of revenues	162,836	155,350	160,690
Net income	1,442	873	419
Trade notes and accounts receivable from affiliated companies	21,885	24,827
Revenues from affiliated companies	63,886	65,246	55,374
Cash dividends received from affiliated companies	69	72	46
Retained earnings include net undistributed earnings of affiliated companies	¥ 11,361	¥ 10,652

Other Investments (Schedule of Cost, Fair Value, and Gross Unrealized Holding Gains and Losses for Securities) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Cost	¥ 40,408	¥ 40,502
Fair Value	90,473	99,171
Gross Unrealized Holding Gains	51,196	58,721
Gross Unrealized Holding Losses	1,131	52
Equity Securities [Member]
Cost	25,525	24,422
Fair Value	34,839	44,186
Gross Unrealized Holding Gains	10,403	19,775
Gross Unrealized Holding Losses	1,089	11
Other Equity Securities [Member]
Cost	14,883	16,080
Fair Value	55,634	54,985
Gross Unrealized Holding Gains	40,793	38,946
Gross Unrealized Holding Losses	¥ 42	¥ 41

Other Investments (Schedule of Gross Unrealized Losses on, and Related Fair Value of Available-For-Sale Securities) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Fair Value	¥ 9,908	¥ 722
Fair Value
Gross Unrealized Holding Losses	1,131	52
Gross Unrealized Holding Losses
The securities in a continuous unrealized loss position, financial institutions	11
The securities in a continuous unrealized loss position, others	10
The duration of loss position (months)	1
The severity of decline	12.50%
Valuation losses on other investments recognized to reflect the decline in fair value	1,758	143	8,618
Conversion ratio of common shares		0.191
Gain on nonmonetary exchange of securities	2,774
Equity Securities [Member]
Fair Value	9,283	22
Fair Value
Gross Unrealized Holding Losses	1,089	11
Gross Unrealized Holding Losses
Other Equity Securities [Member]
Fair Value	625	700
Fair Value
Gross Unrealized Holding Losses	42	41
Gross Unrealized Holding Losses
MS&AD Insurance Group Holdings, Inc. [Member]
Fair value of common shares	4,140
Nissay Dowa General Insurance Company Limited [Member]
Carrying amount of common shares	¥ 1,366

Other Investments (Schedule of Sales of Available-For-Sale Securities and Gross Realized Gains and Losses) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Other Investments
Proceeds from sales of available-for-sale securities	¥ 6,188	¥ 3,588	¥ 182
Gross realized gains	4,843	1,821	20
Gross realized losses			(132)
Investments in non-traded and unaffiliated companies	¥ 10,025	¥ 10,135

Sales Financing Receivables and Other Loan Receivables (Schedule of Financing Receivables - Net) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Unguaranteed residual values related to finance leases	¥ 0
Less: current portion	(100,437)	(104,840)
Total finance receivables-net	300,266	301,313
Long-term finance receivables-net	199,829	196,473
Retail Finance Receivable [Member]
Retail finance receivable	193,985	211,875
Less: Allowance for credit losses	(603)	(512)
Retail-net	193,382	211,363
Finance Lease Receivable [Member]
Less: Allowance for credit losses	(2,498)	(1,194)
Finance lease receivable	127,056	106,774
Less: Unearned income	(17,674)	(15,630)
Finance leases-net	¥ 106,884	¥ 89,950

Sales Financing Receivables and Other Loan Receivables (Schedule of Long-Term Trade Accounts Receivable - Net) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Non-current	¥ 27,487	¥ 26,688
Long-term trade accounts receivable-net	50,971	47,610
Long-Term Trade Accounts Receivable [Member]
Current	24,500	21,306
Non-current	27,487	26,688
Total long-term trade accounts receivable	51,987	47,994
Less: Allowance for doubtful accounts	(1,016)	(384)
Long-term trade accounts receivable-net	¥ 50,971	¥ 47,610

Sales Financing Receivables and Other Loan Receivables (Schedule of Annual Maturities of Retail Finance Receivables and Long-Term Trade Accounts Receivable and Future Minimum Lease Payments on Finance Leases) (Details) (JPY  ¥)
In Millions	Mar. 31, 2011
Long-Term Trade Accounts Receivable [Member]
2012	¥ 24,500
2013	11,105
2014	7,559
2015	4,749
2016	2,542
2017 and thereafter	1,532
Total	51,987
Retail Finance Receivable [Member]
2012	65,779
2013	55,808
2014	43,040
2015	25,555
2016	3,047
2017 and thereafter	756
Total	193,985
Finance Lease Receivable [Member]
2012	43,353
2013	32,191
2014	22,146
2015	15,265
2016	9,251
2017 and thereafter	4,850
Total	¥ 127,056

Sales Financing Receivables and Other Loan Receivables (Schedule of Finance Income and Expenses) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Sales Financing Receivables and Other Loan Receivables
Finance income	¥ 20,128	¥ 21,364	¥ 23,242
Finance expenses	¥ 8,773	¥ 10,029	¥ 11,578

Sales Financing Receivables and Other Loan Receivables (Schedule of Recorded Investment in Sales Financing Receivables by Type of Receivables, Region, and Credit Quality Indicator) (Details) (JPY  ¥)
In Millions	Mar. 31, 2011
Retail Finance Receivable [Member] | North America [Member]
Total financing receivables	¥ 193,985
Retail Finance Receivable [Member] | North America [Member] | Rank A [Member]
Total financing receivables	183,973
Retail Finance Receivable [Member] | North America [Member] | Rank B [Member]
Total financing receivables	9,713
Retail Finance Receivable [Member] | North America [Member] | Rank C [Member]
Total financing receivables	299
Finance Lease Receivable [Member] | Japan [Member]
Total financing receivables	9,666
Finance Lease Receivable [Member] | Japan [Member] | Rank A [Member]
Total financing receivables	9,485
Finance Lease Receivable [Member] | Japan [Member] | Rank B [Member]
Total financing receivables	181
Finance Lease Receivable [Member] | Japan [Member] | Rank C [Member]
Total financing receivables
Finance Lease Receivable [Member] | Asia Outside Japan [Member]
Total financing receivables	99,716
Finance Lease Receivable [Member] | Asia Outside Japan [Member] | Rank A [Member]
Total financing receivables	98,444
Finance Lease Receivable [Member] | Asia Outside Japan [Member] | Rank B [Member]
Total financing receivables	1,272
Finance Lease Receivable [Member] | Asia Outside Japan [Member] | Rank C [Member]
Total financing receivables
Long-Term Trade Accounts Receivable [Member] | Japan [Member]
Total financing receivables	51,987
Long-Term Trade Accounts Receivable [Member] | Japan [Member] | Rank A [Member]
Total financing receivables	49,058
Long-Term Trade Accounts Receivable [Member] | Japan [Member] | Rank B [Member]
Total financing receivables	2,890
Long-Term Trade Accounts Receivable [Member] | Japan [Member] | Rank C [Member]
Total financing receivables	¥ 39

Sales Financing Receivables and Other Loan Receivables (Schedule of Age Analysis of Past Due Sales Financing Receivables by Type of Receivables and Region) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Up to 30 days Past due	¥ 9,321
31-60 days Past due	1,528
61-90 days Past due	509
Greater than 90 days Past due	2,866
Total Past due	14,224
Current	341,130
Total	355,354
Retail Finance Receivable [Member] | North America [Member]
Up to 30 days Past due	8,061
31-60 days Past due	868
61-90 days Past due	175
Greater than 90 days Past due	895
Total Past due	9,999
Current	183,986
Total	193,985
North America [Member]
Nonaccrual retail finance receivables	895
Long-Term Trade Accounts Receivable [Member] | Japan [Member]
Up to 30 days Past due	834
31-60 days Past due	278
61-90 days Past due	145
Greater than 90 days Past due	1,515
Total Past due	2,772
Current	49,215
Total	51,987
Finance Lease Receivable [Member] | Japan [Member]
Up to 30 days Past due	67
31-60 days Past due	14
61-90 days Past due	6
Greater than 90 days Past due	94
Total Past due	181
Current	9,485
Total	9,666
Finance Lease Receivable [Member] | Asia Outside Japan [Member]
Up to 30 days Past due	359
31-60 days Past due	368
61-90 days Past due	183
Greater than 90 days Past due	362
Total Past due	1,272
Current	98,444
Total	99,716
Retail Finance Receivable [Member]
Total	193,985
Finance Lease Receivable [Member]
Total	109,382
Long-Term Trade Accounts Receivable [Member]
Total	¥ 51,987

Allowance for Doubtful Accounts and Credit Losses (Schedule of Allowance for Doubtful Notes and Accounts Receivable) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Allowance for Doubtful Accounts and Credit Losses
Balance at beginning of year	¥ 2,821	¥ 2,512	¥ 1,983
Provision	300	636	1,041
Charge-offs	(77)	(46)	(32)
Other	(238)	(281)	(480)
Balance at end of year	2,806	2,821	2,512
Repossessed assets	¥ 216	¥ 513

Allowance for Doubtful Accounts and Credit Losses (Schedule of Allowance for Doubtful Non-Current Receivables) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Allowance for Doubtful Accounts and Credit Losses
Balance at beginning of year	¥ 770	¥ 859	¥ 981
Provision	259	59	50
Charge-offs	(93)	(74)	(1)
Other	(4)	(74)	(171)
Balance at end of year	¥ 932	¥ 770	¥ 859

Allowance for Doubtful Accounts and Credit Losses (Schedule of Allowance for Credit Losses on Finance Receivables) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Allowance for Doubtful Accounts and Credit Losses
Balance at beginning of year	¥ 1,706	¥ 1,586	¥ 1,380
Provision	2,304	855	914
Charge-offs	(780)	(327)	(308)
Other	(129)	(408)	(400)
Balance at end of year	¥ 3,101	¥ 1,706	¥ 1,586

Allowance for Doubtful Accounts and Credit Losses (Schedule of Allowance for Credit Losses and Recorded Investment in Financing Receivables) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Balance at beginning of year	¥ 2,108
Provision	2,918
Charge-offs	(780)
Other	(129)
Balance at end of year	4,117
Individually evaluated for impairment	318
Collectively evaluated for impairment	3,799
Balance at end of year	355,354
Individually evaluated for impairment	338
Collectively evaluated for impairment	355,016
Retail Finance Receivable [Member]
Balance at beginning of year	512
Provision	727
Charge-offs	(567)
Other	(69)
Balance at end of year	603
Individually evaluated for impairment	299
Collectively evaluated for impairment	304
Balance at end of year	193,985
Individually evaluated for impairment	299
Collectively evaluated for impairment	193,686
Finance Lease Receivable [Member]
Balance at beginning of year	1,194
Provision	1,577
Charge-offs	(213)
Other	(60)
Balance at end of year	2,498
Individually evaluated for impairment
Collectively evaluated for impairment	2,498
Balance at end of year	109,382
Individually evaluated for impairment
Collectively evaluated for impairment	109,382
Long-Term Trade Accounts Receivable [Member]
Balance at beginning of year	402
Provision	614
Charge-offs
Other
Balance at end of year	1,016
Individually evaluated for impairment	19
Collectively evaluated for impairment	997
Balance at end of year	51,987
Individually evaluated for impairment	39
Collectively evaluated for impairment	¥ 51,948

Short-Term Borrowings and Long-Term Debt (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Notes payable to banks	¥ 76,642,000,000	¥ 88,333,000,000
Short-term borrowings, interest rate	1.40%	1.50%
Committed lines of credit	20,000,000,000	20,000,000,000
Terms of committed lines of credit, years	1
Weighted average interest rates on long-term loans	1.80%	2.00%
Minimum total equity to be maintained	470,000,000,000
Minimum total Kubota Corporation equity to be maintained	¥ 302,500,000,000
Minimum [Member]
Stated annual interest rates on short-term borrowings	0.47%	0.50%
Maximum [Member]
Stated annual interest rates on short-term borrowings	6.10%	4.78%

Short-Term Borrowings and Long-Term Debt (Schedule of Long-Term Debt) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010
Unsecured bonds:
Collateralized	¥ 17,322	¥ 24,216
Unsecured	207,826	224,963
Capital lease obligations	3,118	5,986
Total	277,316	314,765
Less: current portion	(85,556)	(71,432)
Long-term debt	191,760	243,333
Yen Notes (Fixed Rate 1.20%) Due in Year 2011 [Member]
Unsecured bonds:
Unsecured		10,000
Due in years ending March 31:	2011
Interest rate on long-term debt	1.20%
Yen Notes (Floating Rate 0.70%) Due in Year 2012 [Member]
Unsecured bonds:
Unsecured	4,000	4,000
Due in years ending March 31:	2012
Interest rate on long-term debt	0.70%
Yen Notes (Floating Rate 0.75%) Due in Year 2013 [Member]
Unsecured bonds:
Unsecured	4,000	4,000
Due in years ending March 31:	2013
Interest rate on long-term debt	0.75%
Yen Notes (Floating Rate .75%) Due in Year 2013 [Member]
Unsecured bonds:
Unsecured	2,000	2,000
Due in years ending March 31:	2013
Interest rate on long-term debt	0.75%
Yen Notes (Floating Rate 0.47%) Due in Year 2013 [Member]
Unsecured bonds:
Unsecured	5,000	5,000
Due in years ending March 31:	2013
Interest rate on long-term debt	0.47%
U.S. $ Notes (Floating Rate 0.72%) Due in Year 2013 [Member]
Unsecured bonds:
Unsecured	4,050	4,600
Due in years ending March 31:	2013
Interest rate on long-term debt	0.72%
Yen Notes (Fixed Rate 1.54%) Due in Year 2013 [Member]
Unsecured bonds:
Unsecured	10,000	10,000
Due in years ending March 31:	2013
Interest rate on long-term debt	1.54%
Yen Notes (Fixed Rate 1.27%) Due in Year 2013 [Member]
Unsecured bonds:
Unsecured	10,000	10,000
Due in years ending March 31:	2013
Interest rate on long-term debt	1.27%
Yen Notes (Fixed Rate 1.53%) Due in Year 2015 [Member]
Unsecured bonds:
Unsecured	¥ 10,000	¥ 10,000
Due in years ending March 31:	2015
Interest rate on long-term debt	1.53%

Short-Term Borrowings and Long-Term Debt (Schedule of Annual Maturities of Long-Term Debt) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Short-Term Borrowings and Long-Term Debt
2012	¥ 85,556
2013	97,610
2014	51,441
2015	25,170
2016	8,199
2017 and thereafter	9,340
Total	¥ 277,316	¥ 314,765

Short-Term Borrowings and Long-Term Debt (Schedule of Assets Pledged as Collateral) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Trade accounts	¥ 1,403		¥ 17,806
Other current assets	162	[1]	573	[1]
Property, plant, and equipment	6,100		6,233
Total	27,111		55,504
Short-term Finance Receivables [Member]
Finance receivables	8,575		18,445
Long-Term Finance Receivables [Member]
Finance receivables	¥ 10,871		¥ 12,447

[1]	Other current assets represent the restricted cash which is pledged as collateral in accordance with the terms of borrowing.

Short-Term Borrowings and Long-Term Debt (Schedule of Assets Pledged Against Liabilities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Short-Term Borrowings and Long-Term Debt
Short-term borrowings	¥ 4,710	¥ 20,751
Current portion of long-term debt	7,345	14,137
Long-term debt	9,977	10,079
Total	¥ 22,032	¥ 44,967

Retirement and Pension Plans (Schedule of Funded Status and the Amounts Recognized in the Consolidated Balance Sheets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Retirement and Pension Plans
Benefit obligations	¥ 165,637	¥ 168,974	¥ 167,277
Fair value of plan assets	130,437	129,156
Funded status-net	(35,200)	(39,818)
Accrued retirement and pension costs	(35,285)	(40,177)
Prepaid expenses for benefit plans, included in other assets	85	359
Amounts recognized in the consolidated balance sheets-net	¥ (35,200)	¥ (39,818)

Retirement and Pension Plans (Schedule of Amounts Recognized in Accumulated Other Comprehensive Income Before Tax) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Retirement and Pension Plans
Actuarial loss	¥ 28,344	¥ 24,192
Prior service benefit	(3,628)	(4,436)
Total recognized in accumulated other comprehensive income, before tax	¥ 24,716	¥ 19,756

Retirement and Pension Plans (Schedule of Projected Benefit Obligations and Fair Value of Plan Assets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Retirement and Pension Plans
Projected benefit obligations	¥ 163,060	¥ 166,643
Fair value of plan assets	127,775	126,466
Accumulated benefit obligations	161,322	165,148
Fair value of plan assets	¥ 126,380	¥ 125,074

Retirement and Pension Plans (Schedule of Change in Benefit Obligations) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Benefit obligations at beginning of year	¥ 168,974		¥ 167,277
Service cost	6,117		5,933		5,944
Interest cost	3,315		3,646		3,730
Actuarial loss (gain)	(831)		3,729
Foreign currency exchange rate changes	(363)		549
Benefit obligations at end of year	165,637		168,974		167,277
Accumulated benefit obligations at March 31	164,942		168,377
Discount rate	2.60%	[1]	2.40%	[1]
Lump-Sum Payments [Member]
Benefits paid	(7,226)		(7,913)
Annuity Payments [Member]
Benefits paid	¥ (4,349)		¥ (4,247)

[1]	The rate of compensation increase is not used in the calculations of benefit obligations under the point-based benefits system.

Retirement and Pension Plans (Schedule of Changes in Plan Assets) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Fair value of plan assets at end of year	¥ 130,437	¥ 129,156
Plan Assets [Member]
Fair value of plan assets at beginning of year	129,156	111,006
Actual return on plan assets	(2,694)	13,064
Employer contributions	13,427	13,830
Foreign currency exchange rate changes	(340)	556
Fair value of plan assets at end of year	130,437	129,156
Plan Assets Lump Sum Payments [Member]
Benefits paid	(4,763)	(5,053)
Plan Assets Annuity Payments [Member]
Benefits paid	¥ (4,349)	¥ (4,247)

Retirement and Pension Plans (Schedule of Fair Value of Plan Assets) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended																																																																										12 Months Ended
	Mar. 31, 2010	Mar. 31, 2011	Mar. 31, 2010 Debt Securities [Member] Japanese Companies [Member] Pooled Funds [Member]		Mar. 31, 2010 Debt Securities [Member] Japanese Companies [Member] Pooled Funds [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2010 Debt Securities [Member] Japanese Companies [Member] Pooled Funds [Member] Fair Value, Inputs, Level 2 [Member]		Mar. 31, 2010 Debt Securities [Member] Japanese Companies [Member] Pooled Funds [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2011 Japanese Companies [Member] Debt Securities [Member] Pooled Funds [Member]		Mar. 31, 2011 Japanese Companies [Member] Debt Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2011 Japanese Companies [Member] Debt Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 2 [Member]		Mar. 31, 2011 Japanese Companies [Member] Debt Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Financial Institutions [Member]	Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Financial Institutions [Member]	Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Financial Institutions [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Financial Institutions [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Financial Institutions [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Financial Institutions [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Financial Institutions [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Financial Institutions [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Other Industries [Member]	Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Other Industries [Member]	Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Other Industries [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Other Industries [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Other Industries [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Other Industries [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Other Industries [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Other Industries [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Pooled Funds [Member]		Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Pooled Funds [Member]		Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 2 [Member]		Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 2 [Member]		Mar. 31, 2011 Japanese Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2010 Japanese Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2010 Debt Securities [Member] Foreign Companies [Member] Pooled Funds [Member]		Mar. 31, 2010 Debt Securities [Member] Foreign Companies [Member] Pooled Funds [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2010 Debt Securities [Member] Foreign Companies [Member] Pooled Funds [Member] Fair Value, Inputs, Level 2 [Member]		Mar. 31, 2010 Debt Securities [Member] Foreign Companies [Member] Pooled Funds [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2011 Foreign Companies [Member] Debt Securities [Member] Pooled Funds [Member]		Mar. 31, 2011 Foreign Companies [Member] Debt Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2011 Foreign Companies [Member] Debt Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 2 [Member]		Mar. 31, 2011 Foreign Companies [Member] Debt Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2011 Foreign Companies [Member] Equity Securities [Member] Pooled Funds [Member]		Mar. 31, 2010 Foreign Companies [Member] Equity Securities [Member] Pooled Funds [Member]		Mar. 31, 2011 Foreign Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2010 Foreign Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2011 Foreign Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 2 [Member]		Mar. 31, 2010 Foreign Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 2 [Member]		Mar. 31, 2011 Foreign Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2010 Foreign Companies [Member] Equity Securities [Member] Pooled Funds [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2011 Cash and Short-Term Investments [Member]	Mar. 31, 2010 Cash and Short-Term Investments [Member]	Mar. 31, 2011 Cash and Short-Term Investments [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2010 Cash and Short-Term Investments [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2011 Cash and Short-Term Investments [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2010 Cash and Short-Term Investments [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2011 Cash and Short-Term Investments [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2010 Cash and Short-Term Investments [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2011 Japanese Government and Municipal Bonds [Member]	Mar. 31, 2011 Japanese Corporate Bonds [Member]	Mar. 31, 2011 General Accounts of Insurance Company [Member]	Mar. 31, 2010 General Accounts of Insurance Company [Member]	Mar. 31, 2011 General Accounts of Insurance Company [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2010 General Accounts of Insurance Company [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2011 General Accounts of Insurance Company [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2010 General Accounts of Insurance Company [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2011 General Accounts of Insurance Company [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2010 General Accounts of Insurance Company [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2011 Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2010 Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2011 Fair Value, Inputs, Level 1 [Member] Other Assets [Member]	Mar. 31, 2010 Fair Value, Inputs, Level 1 [Member] Other Assets [Member]	Mar. 31, 2011 Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2010 Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2011 Fair Value, Inputs, Level 2 [Member] Other Assets [Member]		Mar. 31, 2010 Fair Value, Inputs, Level 2 [Member] Other Assets [Member]		Mar. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2010 Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2011 Fair Value, Inputs, Level 3 [Member] Other Assets [Member]		Mar. 31, 2010 Fair Value, Inputs, Level 3 [Member] Other Assets [Member]		Mar. 31, 2011 Other Assets [Member]		Mar. 31, 2010 Other Assets [Member]
Fair value of plan assets	¥ 129,156	¥ 130,437	¥ 58,377	[1]	[1]	¥ 58,377	[1]	[1]	¥ 61,575	[1]	[1]	¥ 61,575	[1]	[1]	¥ 5,318	¥ 6,805	¥ 5,318	¥ 6,805					¥ 4,390	¥ 5,129	¥ 4,390	¥ 5,129					¥ 19,054	[2]	¥ 20,284	[2]	[2]	[2]	¥ 19,054	[2]	¥ 20,284	[2]	[2]	[2]	¥ 10,998	[3]	[3]	¥ 10,998	[3]	[3]	¥ 11,766	[3]	[3]	¥ 11,766	[3]	[3]	¥ 22,639	[2]	¥ 22,764	[2]	[2]	[2]	¥ 22,639	[2]	¥ 22,764	[2]	[2]	[2]	¥ 3,252	¥ 2,565	¥ 1,084	¥ 1,056	¥ 2,168	¥ 1,509					¥ 1,923	¥ 1,717			¥ 1,923	¥ 1,717			¥ 10,792	¥ 12,990	[4]	[4]	¥ 119,329	¥ 115,854	¥ 204	[4]	¥ 205	[4]	¥ 316	¥ 312	¥ 316	[4]	¥ 312	[4]	¥ 520	[4]	¥ 517	[4]
Equity securities	38.00%
Other investment	3.00%
Debt securities	59.00%
Funds invested																																																																											85.00%	15.00%

[1]	These funds are invested in approximately 85% Japanese government and municipal bonds, and 15% Japanese corporate bonds.
[2]	These funds are invested in listed equity securities.
[3]	These funds are invested in foreign government bonds.
[4]	This class includes the pooled funds which invest in private equity.

Retirement and Pension Plans (Schedule of Net Periodic benefit Cost for Defined Benefit Pension and Severance Plans) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Retirement and Pension Plans
Service cost	¥ 6,117		¥ 5,933		¥ 5,944
Interest cost	3,315		3,646		3,730
Expected return on plan assets	(2,585)		(2,200)		(2,428)
Amortization of prior service benefit	(808)		(808)		(808)
Amortization of actuarial loss	472		9,611		128
Total	¥ 6,511		¥ 16,182		¥ 6,566
Expected return on plan assets	2.50%	[1]	2.50%	[1]	2.50%	[1]
Discount rate	2.40%	[1]	2.50%	[1]	2.50%	[1]
Percentage of net actuarial losses in excess of projected benefit obligation			20.00%

[1]	The rate of compensation increase is not used in the calculations of benefit obligations under the point-based benefits system.

Retirement and Pension Plans (Schedule of Amounts Recognized in Other Comprehensive Income (Loss) Before Tax) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Retirement and Pension Plans
Actuarial gain (loss) recognized in other comprehensive income	¥ (4,602)	¥ 7,712	¥ (22,897)
Reclassification adjustment for prior service benefit realized in net income	(808)	(808)	(808)
Reclassification adjustment for actuarial loss realized in net income	472	9,611	128
Net recognized in other comprehensive income (loss), before tax	¥ (4,938)	¥ 16,515	¥ (23,577)

Retirement and Pension Plans (Schedule of Estimated Prior Service Benefit and Actuarial (Loss)) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Retirement and Pension Plans
Prior service benefit	¥ (808)
Actuarial loss	¥ 693

Retirement and Pension Plans (Schedule of Expected Benefit Payments to the Participants) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Retirement and Pension Plans
2012	¥ 11,871
2013	12,069
2014	11,469
2015	11,350
2016	10,961
2017-2020	47,574
Estimated contribution to defined pension plans	¥ 14,100

Revenue Recognition for Long-Term Contracts (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2011 Notes Receivable [Member]	Mar. 31, 2010 Notes Receivable [Member]	Mar. 31, 2011 Accounts Receivable [Member]	Mar. 31, 2010 Accounts Receivable [Member]	Mar. 31, 2011 Minimum [Member]	Mar. 31, 2011 Maximum [Member]
Less than 1 year	¥ 12,794	¥ 8,121	¥ 241	¥ 176	¥ 12,553	¥ 7,945
1-2 years	789	236			789	236
Over 2 years
Completion of long-term contracts							two	three
Unbilled contracts receivable	¥ 0	¥ 0

Income Taxes (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Deferred income taxes relating to intercompany profits	¥ 7,786	¥ 7,483
Income tax deferred	303	1,362	(5,672)
Tax loss carry forwards	8,332
Income tax payable		4,534	6,500
Deferred tax assets, net	66,391	67,466
Tax refund		2,807	4,647
Unrecognized tax benefits that would impact effective tax rate	0	0	0
Minimum [Member]
Tax loss carry forward expiration	2012
Maximum [Member]
Tax loss carry forward expiration	2018
ASC 740 [Member]
Deferred tax assets, net	¥ 58,605	¥ 59,983

Income Taxes (Schedule of Income Before Income Tax, Domestic and Foreign) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Domestic	¥ 54,306	¥ 42,208	¥ 35,739
Foreign	36,994	31,275	47,520
Income before income taxes and equity in net income of affiliated companies	91,300	73,483	83,259
Current, Domestic	12,312	16,462	5,719
Current, Foreign	14,825	12,078	17,918
Current, Total	27,137	28,540	23,637
Deferred, Domestic	6,142	(2,090)	7,073
Deferred, Foreign	(2,595)	(473)	(1,964)
Deferred, Total	3,547	(2,563)	5,109
Total income taxes	¥ 30,684	¥ 25,977	¥ 28,746

Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Income Taxes
Normal Japanese statutory tax rates applied to income from continuing operations before income taxes and equity in net income of affiliated companies	40.60%		40.60%		40.60%
Increase (decrease) in valuation allowance	(0.60%)		(0.20%)		0.40%
Permanently nondeductible expenses	0.30%	[1]	0.40%	[1]	4.10%	[1]
Nontaxable dividend income rate	(0.50%)		(0.40%)		(0.70%)
Extra tax deduction on expenses for research and development	(2.30%)		(2.80%)		(0.50%)
Reversal of taxes provided on unremitted earnings of foreign subsidiaries and affiliates		[2]		[2]	(8.30%)	[2]
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(2.00%)		(1.70%)
Other-net	(1.90%)		(0.50%)		(1.10%)
Effective income tax rates applied to income before income taxes and equity in net income of affiliated companies	33.60%		35.40%		34.50%
Permanently nondeductible expenses					¥ 2,958
Reversal of taxes on unremitted earnings of foreign subsidiaries and affiliates					¥ 6,870

[1]	Permanently nondeductible expenses for the year ended March 31, 2009 consisted primarily of nondeductible surcharge expense of ¥2,958 million for the alleged violation of the Anti-Monopoly Law.
[2]	Reversal of taxes provided on unremitted earnings of foreign subsidiaries and affiliates for the year ended March 31, 2009 amounting to ¥6,870 million was due to Japanese tax law revision related to the taxation of dividends from overseas subsidiaries and affiliates.

Income Taxes (Schedule of Deferred Tax Assets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Income Taxes
Other current assets	¥ 28,884	¥ 29,938
Other assets	5,814	4,199
Other current liabilities	(1)	(4)
Other long-term liabilities	(2,648)	(3,119)
Net deferred tax assets	¥ 32,049	¥ 31,014

Income Taxes (Schedule of Components of Deferred Tax Assets and Liabilities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Income Taxes
Allowance for doubtful receivables	¥ 1,465	¥ 1,030
Intercompany profits	7,786	7,483
Adjustment of investment securities	8,273	8,334
Write-downs of inventories and fixed assets	1,708	1,404
Accrued bonus	6,000	5,847
Retirement and pension costs	17,197	19,115
Tax loss and credit carryforwards	3,287	4,025
Other temporary differences	21,661	21,737
Gross deferred tax assets	67,377	68,975
Less: valuation allowance	(986)	(1,509)
Net deferred tax assets	66,391	67,466
Adjustment of investment securities	22,605	25,554
Unremitted earnings of foreign subsidiaries and affiliates	8,237	7,284
Other temporary differences	3,500	3,614
Gross deferred tax liabilities	¥ 34,342	¥ 36,452

Income Taxes (Schedule of Valuation Allowance) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Balance at beginning of year	¥ 1,509	¥ 1,631	¥ 1,326
Addition	447	391	565
Deduction	(970)	(513)	(260)
Balance at end of year	¥ 986	¥ 1,509	¥ 1,631

Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Balance at beginning of year	¥ 200	¥ 6,759	¥ 6,950
Gross increase for tax positions taken in prior years	87	26	31
Gross decrease for tax positions taken in prior years	(9)	(2,029)	(23)
Settlements	(8)	(4,534)	(108)
Lapse of statute of limitations	(19)	(27)	(15)
Other	(28)	5	(76)
Balance at end of year	¥ 223	¥ 200	¥ 6,759

Shareholders' Equity (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011
Shareholders' Equity
Other retained earnings, less treasury stock	¥ 223,299
Dividends appropriated as additional paid-in capital	10.00%
Percentage of common stock equal to additional paid-in capital and legal reserve	25.00%

Shareholders' Equity (Schedule of Accumulated Other Comprehensive Income (Loss)) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Shareholders' Equity
Foreign currency translation adjustments	¥ (65,689)	¥ (42,215)
Unrealized gains on securities	15,922	21,050
Unrealized losses on derivatives	(787)	(1,592)
Pension liability adjustments	(14,827)	(11,734)
Total accumulated other comprehensive loss	¥ (65,381)	¥ (34,491)

Shareholders' Equity (Schedule of Effects of Changes in Ownership Interests in Subsidiaries) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Shareholders' Equity
Net income attributable to Kubota Corporation	¥ 54,822	¥ 42,326	¥ 48,064
Increase in capital surplus for purchases of noncontrolling interests	425	125
Decrease in capital surplus for purchases of noncontrolling interests	(726)	(3,828)
Increase in capital surplus for changes in ownership interests in subsidiaries from other transactions	199
Decrease in capital surplus for changes in ownership interests in subsidiaries from other transactions		(206)
Net transfers to the noncontrolling interests	(102)	(3,909)
Change from net income attributable to Kubota Corporation and transfer to noncontrolling interests	¥ 54,720	¥ 38,417

Other Comprehensive Income (Loss) (Schedule of Other Comprehensive Income (Loss)) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Other Comprehensive Income (Loss)
Foreign currency translation adjustments arising during period before-tax amount	¥ (26,930)	¥ 8,248	¥ (62,293)
Foreign currency translation adjustments arising during period tax benefit (expense)	548	2	461
Foreign currency translation adjustments net-of-tax amount	(26,382)	8,250	(61,832)
Reclassification adjustment for losses (gains) realized in net income before-tax amount
Reclassification adjustment for losses (gains) realized in net income tax benefit (expense)
Reclassification adjustment for losses (gains) realized in net income net-of-tax amount
Unrealized gains (losses) on securities arising during period before-tax amount	(5,536)	21,476	(53,868)
Unrealized gains (losses) on securities arising during period tax benefit (expense)	2,245	(8,718)	21,870
Unrealized gains (losses) on securities arising during period net-of-tax amount	(3,291)	12,758	(31,998)
Reclassification adjustment for losses (gains) realized in net income before-tax amount	(3,087)	(1,678)	8,734
Reclassification adjustment for losses (gains) realized in net income tax benefit (expense)	1,253	681	(3,019)
Reclassification adjustment for losses (gains) realized in net income net-of-tax amount	(1,834)	(997)	5,715
Unrealized gains (losses) on securities, before-tax amount	(8,623)	19,798	(45,134)
Unrealized gains (losses) on securities, tax benefit (expense)	3,498	(8,037)	18,851
Unrealized gains (losses) on securities, net-of-tax amount	(5,125)	11,761	(26,283)
Unrealized losses on derivatives arising during period before-tax amount	(662)	(1,310)	(2,378)
Unrealized losses on derivatives arising during period tax benefit (expense)	228	472	1,054
Unrealized losses on derivatives arising during period net-of-tax	(434)	(838)	(1,324)
Reclassification adjustments for losses (gains) realized in net income before-tax amount	1,888	2,179	(316)
Reclassification adjustments for losses (gains) realized in net income tax benefit (expense)	(650)	(785)	128
Reclassification adjustments for losses (gains) realized in net income net-of-tax amount	1,238	1,394	(188)
Unrealized losses on derivatives, before-tax amount	1,226	869	(2,694)
Unrealized losses on derivatives, tax benefit (expense)	(422)	(313)	1,182
Unrealized losses on derivatives, net-of-tax amount	804	556	(1,512)
Pension liability adjustments arising during period before-tax amount	(4,602)	7,712	(22,897)
Pension liability adjustments arising during period tax benefit (expense)	1,722	(3,133)	9,356
Pension liability adjustments arising during period net-of-tax amount	(2,880)	4,579	(13,541)
Reclassification adjustment for losses (gains) realized in net income before-tax amount	(336)	8,803	(680)
Reclassification adjustment for losses (gains) realized in net income tax benefit (expense)	136	(3,574)	276
Reclassification adjustment for losses (gains) realized in net income net-of-tax amount	(200)	5,229	(404)
Pension liability adjustments, before-tax amount	(4,938)	16,515	(23,577)
Pension liability adjustments, tax benefit (expense)	1,858	(6,707)	9,632
Pension liability adjustments	(3,080)	9,808	(13,945)
Other comprehensive income (loss) before-tax amount	(39,265)	45,430	(133,698)
Other comprehensive income (loss) tax benefit (expense)	5,482	(15,055)	30,126
Other comprehensive income (loss) net-of-tax amount	¥ (33,783)	¥ 30,375	¥ (103,572)

Other Comprehensive Income (Loss) (Schedule of Components of Other Comprehensive Income (Loss) Attributable to Parent and Noncontrolling Interest) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Foreign currency translation adjustments	¥ (26,382)	¥ 8,250	¥ (61,832)
Unrealized gains (losses) on securities	(5,125)	11,761	(26,283)
Unrealized gains (losses) on derivatives	804	556	(1,512)
Pension liability adjustments	(3,080)	9,808	(13,945)
Total other comprehensive income (loss)	(33,783)	30,375	(103,572)
Kubota Corporation [Member]
Foreign currency translation adjustments	(23,294)	6,408	(51,789)
Unrealized gains (losses) on securities	(5,128)	11,728	(26,270)
Unrealized gains (losses) on derivatives	805	570	(1,512)
Pension liability adjustments	(3,093)	9,723	(13,790)
Total other comprehensive income (loss)	(30,710)	28,429	(93,361)
Non-Controlling Interests [Member]
Foreign currency translation adjustments	(3,088)	1,842	(10,043)
Unrealized gains (losses) on securities	3	33	(13)
Unrealized gains (losses) on derivatives	(1)	(14)
Pension liability adjustments	13	85	(155)
Total other comprehensive income (loss)	¥ (3,073)	¥ 1,946	¥ (10,211)

Derivative Financial Instruments (Schedule of Fair Values of Derivative Instruments) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 Other Current Assets [Member]	Mar. 31, 2010 Other Current Assets [Member]	Mar. 31, 2011 Other Current Assets [Member] Interest Rate Swap Contracts [Member]	Mar. 31, 2010 Other Current Assets [Member] Interest Rate Swap Contracts [Member]	Mar. 31, 2011 Other Current Assets [Member] Foreign Exchange Contracts [Member]	Mar. 31, 2010 Other Current Assets [Member] Foreign Exchange Contracts [Member]	Mar. 31, 2011 Other Current Assets [Member] Cross-Currency Interest Rate Swap Contracts [Member]	Mar. 31, 2010 Other Current Assets [Member] Cross-Currency Interest Rate Swap Contracts [Member]	Mar. 31, 2011 Other Current Liabilities [Member]	Mar. 31, 2010 Other Current Liabilities [Member]	Mar. 31, 2011 Other Current Liabilities [Member] Interest Rate Swap Contracts [Member]	Mar. 31, 2010 Other Current Liabilities [Member] Interest Rate Swap Contracts [Member]	Mar. 31, 2011 Other Current Liabilities [Member] Foreign Exchange Contracts [Member]	Mar. 31, 2010 Other Current Liabilities [Member] Foreign Exchange Contracts [Member]	Mar. 31, 2011 Other Current Liabilities [Member] Cross-Currency Interest Rate Swap Contracts [Member]	Mar. 31, 2010 Other Current Liabilities [Member] Cross-Currency Interest Rate Swap Contracts [Member]	Mar. 31, 2011 Other Long-Term Liabilities [Member]	Mar. 31, 2010 Other Long-Term Liabilities [Member]	Mar. 31, 2011 Other Long-Term Liabilities [Member] Interest Rate Swap Contracts [Member]	Mar. 31, 2010 Other Long-Term Liabilities [Member] Interest Rate Swap Contracts [Member]	Mar. 31, 2011 Other Long-Term Liabilities [Member] Foreign Exchange Contracts [Member]	Mar. 31, 2010 Other Long-Term Liabilities [Member] Foreign Exchange Contracts [Member]	Mar. 31, 2011 Other Long-Term Liabilities [Member] Cross-Currency Interest Rate Swap Contracts [Member]	Mar. 31, 2010 Other Long-Term Liabilities [Member] Cross-Currency Interest Rate Swap Contracts [Member]
Derivatives designated as hedging instruments		¥ 3	¥ 14			¥ 3	¥ 14
Derivative liabilities designated as hedging instruments										1,196	1,729	908	1,688			288	41	404	756	332	704			72	52
Derivatives not designated as hedging instruments		0	2				2
Derivatives not designated as hedging instruments										2,250	1,736	110	230	982	474	1,158	1,032	1,036	1,633	15	142			1,021	1,491
Total		3	16
Total										3,446	3,465							1,440	2,389
Unrecognized net loss (net of tax) on derivatives, to be reclassified into earnings within the next 12 months	¥ 585

Derivative Financial Instruments (Schedule of Derivative Instruments in Cash Flow Hedges) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Effective Portion Recognized in OCI	¥ (662)	¥ (1,310)	¥ (1,776)
Effective Portion Reclassified from Accumulated OCI to Net Income	(1,888)	(2,179)	386
Foreign Exchange Contracts [Member] | Revenues [Member]
Effective Portion Recognized in OCI	2	356	(139)
Effective Portion Reclassified from Accumulated OCI to Net Income	13	203	563
Interest Rate Swap Contracts [Member] | Interest Expense [Member]
Effective Portion Recognized in OCI	(943)	(1,495)	(1,637)
Effective Portion Reclassified from Accumulated OCI to Net Income	(2,193)	(2,304)	(177)
Cross-Currency Interest Rate Swap Contracts [Member] | Interest Expense [Member]
Effective Portion Recognized in OCI	279	(171)
Effective Portion Reclassified from Accumulated OCI to Net Income	(142)	(78)
Cross-Currency Interest Rate Swap Contracts [Member] | Foreign Currency Gain (Loss) [Member]
Effective Portion Reclassified from Accumulated OCI to Net Income	¥ 434

Derivative Financial Instruments (Schedule of Derivative Instruments Not Designated as Hedging Instruments) (Details) (JPY ¥) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2009	Mar. 31, 2011	Mar. 31, 2010
Gain (Loss) Recognized in Net Income	¥ (5,575)	¥ 3,035	¥ (1,354)
Interest Rate Swap Contracts [Member] | Other-Net [Member]
Gain (Loss) Recognized in Net Income	(340)	32	(175)
Foreign Exchange Contracts [Member] | Foreign Currency Gain (Loss) [Member]
Gain (Loss) Recognized in Net Income	(5,026)	2,659	1,346
Cross-Currency Interest Rate Swap Contracts [Member] | Other-Net [Member]
Gain (Loss) Recognized in Net Income	¥ (209)	¥ 344	¥ (2,525)

Fair Value of Financial Instruments and Concentration of Credit Risk (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Fair Value of Financial Instruments and Concentration of Credit Risk
Finance receivables-net, Carrying Value	¥ 193,382	¥ 211,363
Long-term trade accounts receivable, Carrying Value	50,971	47,610
Finance receivables-net, Fair Value	193,749	212,021
Long-term trade accounts receivable, Fair Value	53,725	50,409
Long-term debt, Carrying Value	(274,198)	(308,779)
Long-term debt, Fair Value	¥ (274,507)	¥ (309,258)

Fair Value Measurements (Schedule of Financial Assets and Liabilities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Assets	¥ 90,865	¥ 99,187
Liabilities	4,497	5,854
Equity Securities [Member] | Available-for-Sale Securities [Member]
Assets	34,839	44,186
Equity Securities [Member] | Available-for-Sale Securities [Member] | Level 1 [Member]
Assets	34,839	44,186
Equity Securities [Member] | Available-for-Sale Securities [Member] | Level 2 [Member]
Assets
Equity Securities [Member] | Available-for-Sale Securities [Member] | Level 3 [Member]
Assets
Other Equity Securities [Member] | Available-for-Sale Securities [Member]
Assets	55,634	54,985
Other Equity Securities [Member] | Available-for-Sale Securities [Member] | Level 1 [Member]
Assets	55,634	54,985
Other Equity Securities [Member] | Available-for-Sale Securities [Member] | Level 2 [Member]
Assets
Other Equity Securities [Member] | Available-for-Sale Securities [Member] | Level 3 [Member]
Assets
Foreign Exchange Contracts [Member] | Derivatives [Member]
Assets	392	16
Liabilities	593	474
Foreign Exchange Contracts [Member] | Derivatives [Member] | Level 1 [Member]
Assets
Liabilities
Foreign Exchange Contracts [Member] | Derivatives [Member] | Level 2 [Member]
Assets	392	16
Liabilities	593	474
Foreign Exchange Contracts [Member] | Derivatives [Member] | Level 3 [Member]
Assets
Liabilities
Interest Rate Swap Contracts [Member] | Derivatives [Member]
Liabilities	1,365	2,764
Interest Rate Swap Contracts [Member] | Derivatives [Member] | Level 1 [Member]
Liabilities
Interest Rate Swap Contracts [Member] | Derivatives [Member] | Level 2 [Member]
Liabilities	1,365	2,764
Interest Rate Swap Contracts [Member] | Derivatives [Member] | Level 3 [Member]
Liabilities
Cross-Currency Interest Rate Swap Contracts [Member] | Derivatives [Member]
Liabilities	2,539	2,616
Cross-Currency Interest Rate Swap Contracts [Member] | Derivatives [Member] | Level 1 [Member]
Liabilities
Cross-Currency Interest Rate Swap Contracts [Member] | Derivatives [Member] | Level 2 [Member]
Liabilities	2,539	2,616
Cross-Currency Interest Rate Swap Contracts [Member] | Derivatives [Member] | Level 3 [Member]
Liabilities
Level 1 [Member]
Assets	90,473	99,171
Liabilities
Level 2 [Member]
Assets	392	16
Liabilities	4,497	5,854
Level 3 [Member]
Assets
Liabilities

Supplemental Expense Information (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Supplemental Expense Information
Research and development expenses	¥ 25,042	¥ 25,241	¥ 26,290
Advertising costs	7,178	7,658	9,721
Shipping and handling costs	37,836	36,497	49,172
Depreciation	26,517	28,903	30,467
Loss from impairment disposal of fixed assets			748
Disaster related losses from the Great East Japan Earthquake	2,544
Loss from disposal of fixed assets	¥ 844

Securitization of Receivables (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Securitization of Receivables
Proceeds from collections reinvested in revolving-period securitizations			¥ 55,561
Servicing fees received			230
Receivables sold	0	0
Pretax losses resulting from the sales of trade receivables			¥ 679

Commitments and Contingencies (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Amortization expenses under capital leases	¥ 2,269	¥ 4,550	¥ 4,840
Rental expenses under operating leases	4,373	4,942	5,281
Commitments for capital expenditures outstanding	545
Maximum potential amount of undiscounted future payments of financial guarantees	9,178
Payment of surcharge		7,072
Claims for compensation	16,274
Number of asbestos-related lawsuits	10
Number of major asbestos-related lawsuits	6
Number of construction workers represented by lawsuits	416
Number of asbestos-related companies named in a lawsuit is filed	46
Expenses included in selling, general, and administrative expenses	1,155	503	1,155
Accrual of asbestos-related expenses	390	352	721
Additional exposure to loss	¥ 840
Minimum [Member]
Period of guarantee	1
Maximum [Member]
Period of guarantee	10

Commitments and Contingencies (Schedule of Comprised Capital Leased Assets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Commitments and Contingencies
Machinery and equipment	¥ 7,616	¥ 11,633
Accumulated depreciation	(5,839)	(7,572)
Software	237	302
Capital leased assets, total	¥ 2,014	¥ 4,363

Commitments and Contingencies (Schedule of Annual Maturities of Future Minimum Lease Commitments Under Capital and Non-Cancelable Operating Leases) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Commitments and Contingencies
Capital Leases, 2012	¥ 2,060
Capital Leases, 2013	850
Capital Leases, 2014	137
Capital Leases, 2015	75
Capital Leases, 2016	28
Capital Leases, 2017 and thereafter	14
Capital Leases, total minimum lease payments	3,164
Less: amounts representing interest	(46)
Present value of net minimum capital lease payments	3,118
Operating Leases, 2012	906
Operating Leases, 2013	708
Operating Leases, 2014	525
Operating Leases, 2015	275
Operating Leases, 2016	165
Operating Leases, 2017 and thereafter	114
Operating Leases, total minimum lease payments	¥ 2,693

Commitments and Contingencies (Schedule of Accrued Product Warranty Cost) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Commitments and Contingencies
Balance at beginning of year	¥ 6,707	¥ 6,031
Addition	3,750	4,284
Utilization	(4,305)	(3,739)
Other	(554)	131
Balance at end of year	¥ 5,598	¥ 6,707

Supplemental Cash Flow Information (Schedule of Supplemental Information Related to Statements of Cash Flows) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Supplemental Cash Flow Information
Interest	¥ 6,914	¥ 9,614	¥ 12,768
Income taxes	44,207	15,336	38,472
Obtaining assets by entering into capital leases	¥ 201	¥ 2,740	¥ 2,916

Segment Information (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Segment Information
Revenues from external customers by destination	¥ 167,553	¥ 146,319	¥ 236,473
Unallocated corporate expenses	18,066	15,834	13,953
Unallocated corporate assets	¥ 182,602	¥ 190,282	¥ 167,079
Percentage of revenue of a single customer in total consolidated revenues	10.00%

Segment Information (Schedule of Information by Reporting Segment) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
External customers	¥ 933,685	¥ 930,644	¥ 1,107,482
Total	933,685	930,644	1,107,482
Operating income	86,111	69,702	102,815
Identifiable assets	1,356,852	1,409,033	1,385,824
Depreciation	26,517	28,903	30,467
Capital expenditures	23,951	26,038	33,337
Farm & Industrial Machinery [Member]
External customers	651,518	616,726	754,416
Intersegment	64	77	52
Total	651,582	616,803	754,468
Operating income	86,487	60,485	103,831
Identifiable assets	918,656	930,480	899,104
Depreciation	15,870	18,489	20,040
Capital expenditures	13,871	14,820	24,072
Water & Environment Systems [Member]
External customers	192,768	222,949	234,275
Intersegment	1,594	611	1,748
Total	194,362	223,560	236,023
Operating income	13,121	19,723	3,121
Identifiable assets	170,691	186,768	206,793
Depreciation	6,010	6,033	6,062
Capital expenditures	4,861	5,969	5,285
Social Infrastructure [Member]
External customers	60,439	63,293	86,480
Intersegment	2,657	2,710	2,872
Total	63,096	66,003	89,352
Operating income	2,463	2,699	8,004
Identifiable assets	62,092	65,519	73,947
Depreciation	1,931	1,933	1,953
Capital expenditures	3,764	1,992	1,988
Other [Member]
External customers	28,960	27,676	32,311
Intersegment	15,837	14,091	14,085
Total	44,797	41,767	46,396
Operating income	2,096	2,629	1,812
Identifiable assets	39,386	42,246	45,225
Depreciation	697	552	485
Capital expenditures	691	741	618
Adjustments [Member]
Intersegment	(20,152)	(17,489)	(18,757)
Total	(20,152)	(17,489)	(18,757)
Operating income	(18,056)	(15,834)	(13,953)
Identifiable assets	166,027	184,020	160,755
Depreciation	2,009	1,896	1,927
Capital expenditures	¥ 764	¥ 2,516	¥ 1,374

Segment Information (Schedule of Revenues from External Customers by Product Groups) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Revenues from external customers	¥ 933,685	¥ 930,644	¥ 1,107,482
Farm Equipment and Engines [Member] | Farm & Industrial Machinery [Member]
Revenues from external customers	580,671	561,165	671,292
Construction Machinery [Member] | Farm & Industrial Machinery [Member]
Revenues from external customers	70,847	55,561	83,124
Pipe-Related Products [Member] | Water & Environment Systems [Member]
Revenues from external customers	121,836	144,465	153,514
Environment-Related Products [Member] | Water & Environment Systems [Member]
Revenues from external customers	70,932	78,484	80,761
Farm & Industrial Machinery [Member]
Revenues from external customers	651,518	616,726	754,416
Water & Environment Systems [Member]
Revenues from external customers	192,768	222,949	234,275
Social Infrastructure [Member]
Revenues from external customers	60,439	63,293	86,480
Other [Member]
Revenues from external customers	¥ 28,960	¥ 27,676	¥ 32,311

Segment Information (Schedule of Information for Revenues from External Customers by Destination and Long-Lived Assets Based on Physical Location) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Revenues from external customers	¥ 933,685	¥ 930,644	¥ 1,107,482
Long-lived assets based on physical location	217,358	220,893	225,621
Japan [Member]
Revenues from external customers	477,913	501,663	549,189
Long-lived assets based on physical location	177,460	183,042	190,662
North America [Member]
Revenues from external customers	189,330	174,371	274,151
Long-lived assets based on physical location	16,146	20,210	21,442
Europe [ Member]
Revenues from external customers	75,762	67,791	108,742
Asia Outside Japan [Member]
Revenues from external customers	160,533	148,589	139,069
Long-lived assets based on physical location	18,794	13,983	10,002
Other Areas [Member]
Revenues from external customers	30,147	38,230	36,331
Long-lived assets based on physical location	¥ 4,958	¥ 3,658	¥ 3,515

Subsequent Events (Details) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
May 11, 2011
Subsequent Events
Dividend per common share	¥ 7
Cash dividend per five common shares	¥ 35
Number of common stock eligible for dividend	5
Cash dividends declared	¥ 8,905